Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 93.9%
Advertising — 0.1%
Boston Omaha Corp., Class A*	400	$11,824
Fluent, Inc.*	1,700	6,970
National CineMedia, Inc.	1,874	8,658
Quotient Technology, Inc.*	2,700	44,118
		71,570
Aerospace & Defense — 0.7%
AAR Corp.*	1,069	44,524
Aerojet Rocketdyne Holdings, Inc.	2,440	114,582
AeroVironment, Inc.*	718	83,331
Astronics Corp.*	795	14,342
Barnes Group, Inc.	1,665	82,484
Ducommun, Inc.*	300	18,000
Kaman Corp.	848	43,494
Kratos Defense & Security Solutions, Inc.*	4,222	115,176
Moog, Inc., Class A	991	82,402
National Presto Industries, Inc.	146	14,902
Triumph Group, Inc.*	1,600	29,408
		642,645
Agriculture — 0.7%
Alico, Inc.	151	4,509
Cadiz, Inc.*	800	7,672
Darling Ingredients, Inc.*	5,367	394,904
Fresh Del Monte Produce, Inc.	1,016	29,088
Limoneira Co.	600	10,500
Mission Produce, Inc.*	300	5,703
Tejon Ranch Co.*	525	8,789
The Andersons, Inc.	932	25,518
Turning Point Brands, Inc.	300	15,651
Universal Corp.	755	44,537
Vector Group Ltd.	4,957	69,150
Vital Farms, Inc.*	800	17,472
		633,493
Airlines — 0.4%
Allegiant Travel Co.*	453	110,559
Hawaiian Holdings, Inc.*	1,626	43,365
Mesa Air Group, Inc.*	900	12,105
SkyWest, Inc.*	1,681	91,581
Spirit Airlines, Inc.*	3,400	125,460
		383,070
Apparel — 1.0%
Crocs, Inc.*	2,200	176,990
Deckers Outdoor Corp.*	929	306,960
Kontoor Brands, Inc.	1,800	87,354
Lakeland Industries, Inc.*	300	8,358
Oxford Industries, Inc.	508	44,409
Rocky Brands, Inc.	200	10,812
Steven Madden Ltd.	2,873	107,048
Superior Group of Cos, Inc.	400	10,168
Unifi, Inc.*	460	12,678
Urban Outfitters, Inc.*	2,400	89,256
Weyco Group, Inc.	200	4,326
	Number of Shares	Value†

Apparel — (continued)
Wolverine World Wide, Inc.	2,782	$106,606
		964,965
Auto Manufacturers — 0.2%
Blue Bird Corp.*	392	9,812
Navistar International Corp.*	1,600	70,448
REV Group, Inc.	1,000	19,160
Wabash National Corp.	1,900	35,720
Workhorse Group, Inc.*	3,400	46,818
		181,958
Auto Parts & Equipment — 1.4%
Adient PLC*	3,000	132,600
American Axle & Manufacturing Holdings, Inc.*	4,016	38,795
Cooper Tire & Rubber Co.	1,749	97,909
Cooper-Standard Holdings, Inc.*	600	21,792
Dana, Inc.	4,996	121,553
Dorman Products, Inc.*	857	87,962
Douglas Dynamics, Inc.	700	32,305
Fox Factory Holding Corp.*	1,400	177,884
Gentherm, Inc.*	1,168	86,560
Meritor, Inc.*	2,445	71,932
Methode Electronics, Inc.	1,260	52,895
Miller Industries, Inc.	343	15,843
Modine Manufacturing Co.*	1,577	23,292
Motorcar Parts of America, Inc.*	500	11,250
Standard Motor Products, Inc.	700	29,106
Tenneco, Inc., Class A*	1,600	17,152
The Goodyear Tire & Rubber Co.*	8,000	140,560
The Shyft Group, Inc.	1,200	44,640
Visteon Corp.*	900	109,755
XPEL, Inc.*	500	25,965
		1,339,750
Banks — 8.6%
1st Constitution Bancorp	400	7,044
1st Source Corp.	488	23,219
ACNB Corp.	200	5,860
Alerus Financial Corp.	400	11,912
Allegiance Bancshares, Inc.	600	24,324
Altabancorp	400	16,816
Amalgamated Financial Corp.	300	4,977
American National Bankshares, Inc.	400	13,228
Ameris Bancorp	2,212	116,152
Ames National Corp.	299	7,648
Arrow Financial Corp.	436	14,523
Atlantic Capital Bancshares, Inc.*	500	12,050
Atlantic Union Bankshares Corp.	2,707	103,841
Auburn National BanCorp, Inc.	100	3,837
BancFirst Corp.	620	43,828
Banco Latinoamericano de Comercio Exterior S.A.	1,110	16,794
BancorpSouth Bank	3,449	112,024
Bank First Corp.	200	14,998
Bank of Commerce Holdings	300	3,825

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Bank of Marin Bancorp	480	$18,797
BankUnited, Inc.	3,000	131,850
Bankwell Financial Group, Inc.	300	8,085
Banner Corp.	1,200	63,996
Bar Harbor Bankshares	297	8,738
BayCom Corp.*	400	7,208
BCB Bancorp, Inc.	400	5,520
Bridgewater Bancshares Inc.*	700	11,305
Bryn Mawr Bank Corp.	632	28,762
Business First Bancshares, Inc.	700	16,751
Byline Bancorp, Inc.	700	14,805
C&F Financial Corp.	100	4,429
Cadence BanCorp	4,306	89,263
California BanCorp*	300	5,343
Cambridge Bancorp	200	16,864
Camden National Corp.	539	25,797
Capital Bancorp, Inc.*	400	7,716
Capital City Bank Group, Inc.	469	12,203
Capstar Financial Holdings, Inc.	600	10,350
Carter Bankshares, Inc.*	800	11,168
Cathay General Bancorp	2,650	108,067
CB Financial Services, Inc.	200	4,426
CBTX, Inc.	500	15,360
Central Pacific Financial Corp.	900	24,012
Central Valley Community Bancorp	400	7,364
Century Bancorp, Inc., Class A	69	6,438
Chemung Financial Corp.	100	4,182
ChoiceOne Financial Services, Inc.	300	7,215
CIT Group, Inc.	3,200	164,832
Citizens & Northern Corp.	356	8,466
Citizens Holding Co.	200	3,980
City Holding Co.	450	36,801
Civista Bancshares, Inc.	400	9,176
CNB Financial Corp.	474	11,665
Coastal Financial Corp.*	300	7,866
Codorus Valley Bancorp, Inc.	276	5,081
Colony Bankcorp, Inc.	300	4,680
Columbia Banking System, Inc.	2,468	106,346
Community Bank System, Inc.	1,737	133,263
Community Trust Bancorp, Inc.	483	21,266
ConnectOne Bancorp, Inc.	1,160	29,406
County Bancorp, Inc.	200	4,794
CrossFirst Bankshares, Inc.*	1,500	20,685
Customers Bancorp, Inc.*	780	24,820
CVB Financial Corp.	4,492	99,228
Dime Community Bancshares, Inc.	1,109	33,425
Eagle Bancorp, Inc.	1,073	57,094
Eastern Bankshares, Inc.	5,800	111,882
Enterprise Bancorp, Inc.	313	10,179
Enterprise Financial Services Corp.	782	38,662
Equity Bancshares, Inc., Class A*	500	13,700
Esquire Financial Holdings, Inc.*	300	6,843
Evans Bancorp, Inc.	200	6,778
Farmers & Merchants Bancorp, Inc.	400	10,056
Farmers National Banc Corp.	700	11,690
	Number of Shares	Value†

Banks — (continued)
FB Financial Corp.	1,086	$48,284
Fidelity D&D Bancorp, Inc.	100	6,150
Financial Institutions, Inc.	440	13,328
First Bancorp	924	40,194
First BanCorp Puerto Rico	7,500	84,450
First Bank/Hamilton NJ	400	4,868
First Busey Corp.	1,813	46,503
First Business Financial Services, Inc.	200	4,946
First Choice Bancorp	300	7,293
First Commonwealth Financial Corp.	2,821	40,538
First Community Bankshares, Inc.	626	18,774
First Community Corp.	300	5,985
First Financial Bancorp	3,382	81,168
First Financial Bankshares, Inc.	4,404	205,799
First Financial Corp.	380	17,104
First Foundation, Inc.	1,200	28,152
First Guaranty Bancshares, Inc.	220	3,940
First Internet Bancorp	300	10,569
First Interstate BancSystem, Inc., Class A	1,387	63,857
First Merchants Corp.	1,830	85,095
First Mid Bancshares, Inc.	500	21,965
First Midwest Bancorp, Inc.	4,014	87,947
First Northwest Bancorp	200	3,324
First United Corp.	300	5,286
Flagstar Bancorp, Inc.	1,700	76,670
FNCB Bancorp, Inc.	800	6,032
Franklin Financial Services Corp.	200	6,236
Fulton Financial Corp.	5,503	93,716
FVCBankcorp, Inc.*	500	8,660
German American Bancorp, Inc.	938	43,354
Glacier Bancorp, Inc.	3,221	183,855
Great Southern Bancorp, Inc.	371	21,025
Great Western Bancorp, Inc.	2,000	60,580
Guaranty Bancshares, Inc.	330	12,128
Hancock Whitney Corp.	2,978	125,106
Hanmi Financial Corp.	913	18,013
HarborOne Bancorp, Inc.	1,377	18,548
Hawthorn Bancshares, Inc.	208	4,428
HBT Financial, Inc.	400	6,848
Heartland Financial USA, Inc.	1,217	61,166
Heritage Commerce Corp.	1,900	23,218
Heritage Financial Corp.	1,330	37,559
Hilltop Holdings, Inc.	2,142	73,106
Home BancShares, Inc.	5,235	141,607
HomeStreet, Inc.	600	26,442
Hope Bancorp, Inc.	4,167	62,755
Horizon Bancorp, Inc.	1,350	25,083
Howard Bancorp, Inc.*	500	8,220
Independent Bank Corp.	1,155	97,239
Independent Bank Corp.	500	11,820
Independent Bank Group, Inc.	1,250	90,300
International Bancshares Corp.	1,825	84,716
Investar Holding Corp.	300	6,165
Kearny Financial Corp.	2,945	35,576

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Lakeland Bancorp, Inc.	1,311	$22,851
Lakeland Financial Corp.	791	54,729
Landmark Bancorp, Inc.	210	5,548
LCNB Corp.	400	7,000
Level One Bancorp, Inc.	200	5,156
Live Oak Bancshares, Inc.	900	61,641
Luther Burbank Corp.	800	9,464
Macatawa Bank Corp.	800	7,960
Mackinac Financial Corp.	400	5,608
MainStreet Bancshares, Inc.*	300	6,228
Mercantile Bank Corp.	500	16,235
Merchants Bancorp	200	8,388
Meridian Corp.	300	7,800
Meta Financial Group, Inc.	1,000	45,310
Metrocity Bankshares, Inc.	600	9,228
Metropolitan Bank Holding Corp.*	200	10,072
Mid Penn Bancorp, Inc.	200	5,362
Middlefield Banc Corp.	300	6,288
Midland States Bancorp, Inc.	700	19,418
MidWestOne Financial Group, Inc.	400	12,388
MVB Financial Corp.	200	6,760
National Bank Holdings Corp., Class A	1,100	43,648
National Bankshares, Inc.	219	7,777
NBT Bancorp, Inc.	1,469	58,613
Nicolet Bankshares, Inc.*	300	25,038
Northeast Bank	300	7,917
Northrim BanCorp, Inc.	200	8,502
Norwood Financial Corp.	200	5,322
Oak Valley Bancorp	113	1,938
OFG Bancorp	1,610	36,418
Ohio Valley Banc Corp.	200	4,856
Old National Bancorp	5,661	109,484
Old Second Bancorp, Inc.	800	10,568
OP Bancorp	700	7,364
Origin Bancorp, Inc.	600	25,446
Orrstown Financial Services, Inc.	400	8,920
Park National Corp.	424	54,823
Parke Bancorp, Inc.	440	8,796
PCB Bancorp	300	4,500
PCSB Financial Corp.	500	8,305
Peapack-Gladstone Financial Corp.	636	19,640
Penns Woods Bancorp, Inc.	252	6,071
Peoples Bancorp of North Carolina, Inc.	200	4,728
Peoples Bancorp, Inc.	572	18,973
Peoples Financial Services Corp.	200	8,448
Pioneer Bancorp, Inc.*	500	5,825
Plumas Bancorp	200	5,850
Preferred Bank	400	25,472
Premier Financial Bancorp, Inc.	550	10,225
Premier Financial Corp.	1,331	44,269
Primis Financial Corp.	600	8,724
Provident Bancorp, Inc.	404	5,818
QCR Holdings, Inc.	500	23,610
RBB Bancorp	600	12,162
Red River Bancshares, Inc.	200	11,202
	Number of Shares	Value†

Banks — (continued)
Reliant Bancorp, Inc.	400	$11,488
Renasant Corp.	1,935	80,070
Republic Bancorp, Inc., Class A	287	12,711
Republic First Bancorp, Inc.*	1,700	6,409
Richmond Mutual BanCorp, Inc.	100	1,356
S&T Bancorp, Inc.	1,381	46,264
Salisbury Bancorp, Inc.	100	4,441
Sandy Spring Bancorp, Inc.	1,450	62,974
SB Financial Group, Inc.	300	5,478
Seacoast Banking Corp of Florida*	1,840	66,682
Select Bancorp, Inc.*	300	3,321
ServisFirst Bancshares, Inc.	1,700	104,261
Shore Bancshares, Inc.	300	5,106
Sierra Bancorp	412	11,042
Silvergate Capital Corp., Class A*	600	85,302
Simmons First National Corp., Class A	3,496	103,726
SmartFinancial, Inc.	400	8,660
South Plains Financial, Inc.	400	9,088
South State Corp.	2,311	181,437
Southern First Bancshares, Inc.*	200	9,376
Southside Bancshares, Inc.	1,171	45,095
Spirit of Texas Bancshares, Inc.	400	8,924
Standard AVB Financial Corp.	200	6,530
Sterling Bancorp, Inc.*	700	3,962
Stock Yards Bancorp, Inc.	667	34,057
Summit Financial Group, Inc.	400	10,620
Texas Capital Bancshares, Inc.*	1,700	120,564
The Bancorp, Inc.*	1,512	31,329
The Bank of NT Butterfield & Son Ltd.	1,800	68,796
The Bank of Princeton	200	5,724
The Community Financial Corp.	100	3,425
The First Bancorp, Inc.	234	6,830
The First Bancshares, Inc.	700	25,627
The First of Long Island Corp.	689	14,641
Tompkins Financial Corp.	458	37,877
Towne Bank	2,377	72,261
TriCo Bancshares	998	47,275
TriState Capital Holdings, Inc.*	800	18,448
Triumph Bancorp, Inc.*	700	54,173
TrustCo Bank Corp.	3,252	23,967
Trustmark Corp.	2,230	75,062
UMB Financial Corp.	1,481	136,741
United Bankshares, Inc.	4,060	156,635
United Community Banks, Inc.	2,678	91,373
United Security Bancshares	300	2,457
Unity Bancorp, Inc.	200	4,400
Univest Corp.	987	28,218
Valley National Bancorp	13,083	179,760
Veritex Holdings, Inc.	1,453	47,542
Walker & Dunlop, Inc.	900	92,466
Washington Trust Bancorp, Inc.	570	29,429
WesBanco, Inc.	2,130	76,808
West BanCorp, Inc.	478	11,515
Westamerica BanCorp	873	54,807

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Western New England Bancorp, Inc.	1,000	$8,430
		8,068,914
Beverages — 0.3%
Celsius Holdings, Inc.*	1,100	52,855
Coca-Cola Consolidated, Inc.	169	48,804
Farmer Bros Co.*	204	2,130
MGP Ingredients, Inc.	400	23,660
National Beverage Corp.	684	33,454
NewAge, Inc.*	2,800	8,008
Primo Water Corp.	5,500	89,430
		258,341
Biotechnology — 8.9%
4D Molecular Therapeutics, Inc.*	300	13,014
Abeona Therapeutics, Inc.*	2,500	4,700
ADMA Biologics, Inc.*	1,300	2,288
Adverum Biotechnologies, Inc.*	2,600	25,636
Affimed N.V.*	3,800	30,058
Agenus, Inc.*	5,000	13,600
Akero Therapeutics, Inc.*	400	11,604
Akouos, Inc.*	400	5,548
Albireo Pharma, Inc.*	500	17,625
Aligos Therapeutics, Inc.*	300	6,822
Allakos, Inc.*	900	103,302
Allogene Therapeutics, Inc.*	1,900	67,070
ALX Oncology Holdings, Inc.*	600	44,244
Amicus Therapeutics, Inc.*	9,000	88,920
AnaptysBio, Inc.*	600	12,930
Anavex Life Sciences Corp.*	1,400	20,930
ANI Pharmaceuticals, Inc.*	300	10,842
Annexon, Inc.*	900	25,056
Apellis Pharmaceuticals, Inc.*	2,100	90,111
Applied Genetic Technologies Corp.*	1,000	5,070
Applied Molecular Transport, Inc.*	700	30,807
Applied Therapeutics, Inc.*	500	9,378
Aprea Therapeutics, Inc.*	200	1,020
Aptinyx, Inc.*	1,100	3,300
Aravive, Inc.*	500	3,295
Arcturus Therapeutics Holdings, Inc.*	800	33,040
Arcus Biosciences, Inc.*	1,300	36,504
Arcutis Biotherapeutics, Inc.*	600	17,358
Ardelyx, Inc.*	2,200	14,564
Arena Pharmaceuticals, Inc.*	1,950	135,310
Arrowhead Pharmaceuticals, Inc.*	3,400	225,454
Assembly Biosciences, Inc.*	1,100	5,060
Atara Biotherapeutics, Inc.*	2,328	33,430
Atea Pharmaceuticals, Inc.*	400	24,700
Athersys, Inc.*	5,000	9,000
Athira Pharma, Inc.*	400	7,360
Atreca, Inc., Class A*	1,000	15,330
AVEO Pharmaceuticals, Inc.*	900	6,588
Avid Bioservices, Inc.*	2,100	38,283
Avidity Biosciences, Inc.*	1,000	21,810
Avrobio, Inc.*	1,100	13,959
Axsome Therapeutics, Inc.*	1,000	56,620
	Number of Shares	Value†

Biotechnology — (continued)
Beam Therapeutics, Inc.*	1,300	$104,052
BioAtla, Inc.*	400	20,336
BioCryst Pharmaceuticals, Inc.*	6,200	63,054
Biohaven Pharmaceutical Holding Co., Ltd.*	1,600	109,360
Black Diamond Therapeutics, Inc.*	582	14,119
Blueprint Medicines Corp.*	1,800	175,014
Bolt Biotherapeutics, Inc.*	400	13,164
BrainStorm Cell Therapeutics, Inc.*	1,000	3,830
Bridgebio Pharma, Inc.*	3,155	194,348
C4 Therapeutics, Inc.*	300	11,097
Cabaletta Bio, Inc.*	600	6,660
Calithera Biosciences, Inc.*	2,200	5,324
Cara Therapeutics, Inc.*	1,500	32,565
CASI Pharmaceuticals, Inc.*	1,600	3,840
Catabasis Pharmaceuticals, Inc.*	800	2,312
CEL-SCI Corp.*	1,100	16,731
Cerecor, Inc.*	1,000	3,020
ChemoCentryx, Inc.*	1,695	86,852
Chinook Therapeutics, Inc.*	560	8,702
ChromaDex Corp.*	1,400	13,076
Constellation Pharmaceuticals, Inc.*	900	21,051
ContraFect Corp.*	600	2,880
Cortexyme, Inc.*	500	18,015
Crinetics Pharmaceuticals, Inc.*	1,000	15,280
Cue Biopharma, Inc.*	1,000	12,200
Cullinan Oncology, Inc.*	400	16,668
Cymabay Therapeutics, Inc.*	2,100	9,534
CytomX Therapeutics, Inc.*	1,500	11,595
Deciphera Pharmaceuticals, Inc.*	1,400	62,776
Denali Therapeutics, Inc.*	2,100	119,910
Dicerna Pharmaceuticals, Inc.*	2,300	58,811
Dynavax Technologies Corp.*	3,220	31,653
Dyne Therapeutics, Inc.*	400	6,212
Editas Medicine, Inc.*	2,200	92,400
Eiger BioPharmaceuticals, Inc.*	900	7,965
Emergent BioSolutions, Inc.*	1,558	144,754
Enzo Biochem, Inc.*	1,800	6,192
Epizyme, Inc.*	2,700	23,517
Esperion Therapeutics, Inc.*	700	19,635
Evelo Biosciences, Inc.*	700	7,490
Evolus, Inc.*	600	7,794
Exicure, Inc.*	2,400	5,232
Fate Therapeutics, Inc.*	2,600	214,370
FibroGen, Inc.*	2,900	100,659
Five Prime Therapeutics, Inc.*	1,000	37,670
Forma Therapeutics Holdings, Inc.*	1,000	28,020
Frequency Therapeutics, Inc.*	800	7,600
Generation Bio Co.*	1,300	36,998
Genprex, Inc.*	1,400	6,034
Geron Corp.*	9,240	14,599
GlycoMimetics, Inc.*	1,300	3,913
Gossamer Bio, Inc.*	1,800	16,650
Halozyme Therapeutics, Inc.*	4,389	182,977
Harvard Bioscience, Inc.*	1,700	9,282

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Homology Medicines, Inc.*	1,200	$11,292
iBio, Inc.*	5,300	8,162
IGM Biosciences, Inc.*	200	15,338
ImmunityBio, Inc.*	900	21,366
ImmunoGen, Inc.*	6,563	53,160
Immunovant, Inc.*	1,100	17,644
Inhibrx, Inc.*	300	6,021
Innoviva, Inc.*	2,000	23,900
Inovio Pharmaceuticals, Inc.*	5,600	51,968
Inozyme Pharma, Inc.*	300	5,940
Insmed, Inc.*	3,500	119,210
Intercept Pharmaceuticals, Inc.*	726	16,756
Intra-Cellular Therapies, Inc.*	2,300	78,039
iTeos Therapeutics, Inc.*	700	23,926
IVERIC bio, Inc.*	2,584	15,969
Kadmon Holdings, Inc.*	4,800	18,672
Kaleido Biosciences, Inc.*	600	4,860
Karuna Therapeutics, Inc.*	500	60,115
Karyopharm Therapeutics, Inc.*	1,900	19,988
Keros Therapeutics, Inc.*	400	24,620
Kezar Life Sciences, Inc.*	500	2,980
Kindred Biosciences, Inc.*	1,400	6,958
Kiniksa Pharmaceuticals Ltd., Class A*	1,000	18,510
Kinnate Biopharma, Inc.*	400	12,464
Kodiak Sciences, Inc.*	1,100	124,729
Kronos Bio, Inc.*	500	14,635
Krystal Biotech, Inc.*	400	30,816
Kymera Therapeutics, Inc.*	300	11,658
Lexicon Pharmaceuticals, Inc.*	960	5,635
Ligand Pharmaceuticals, Inc.*	506	77,140
Liquidia Corp.*	600	1,614
LogicBio Therapeutics, Inc.*	400	2,912
MacroGenics, Inc.*	1,900	60,515
Magenta Therapeutics, Inc.*	600	7,104
Marker Therapeutics, Inc.*	1,100	2,464
MEI Pharma, Inc.*	3,800	13,034
MeiraGTx Holdings PLC*	500	7,215
Mersana Therapeutics, Inc.*	1,600	25,888
Mirati Therapeutics, Inc.*	1,420	243,246
Molecular Templates, Inc.*	800	10,096
Mustang Bio, Inc.*	1,500	4,980
Myriad Genetics, Inc.*	2,500	76,125
NeoGenomics, Inc.*	3,600	173,628
NextCure, Inc.*	500	5,005
NGM Biopharmaceuticals, Inc.*	800	23,256
Nkarta, Inc.*	500	16,450
Novavax, Inc.*	2,011	364,614
Nurix Therapeutics, Inc.*	800	24,872
Olema Pharmaceuticals, Inc.*	400	13,272
Omeros Corp.*	1,800	32,040
Oncocyte Corp.*	1,800	9,342
Organogenesis Holdings, Inc.*	500	9,110
Orgenesis, Inc.*	800	4,584
Ovid therapeutics, Inc.*	1,600	6,432
Oyster Point Pharma, Inc.*	200	3,656
	Number of Shares	Value†

Biotechnology — (continued)
Pacific Biosciences of California, Inc.*	6,100	$203,191
Pandion Therapeutics, Inc.*	400	24,020
Phathom Pharmaceuticals, Inc.*	300	11,268
Pieris Pharmaceuticals, Inc.*	1,300	3,341
Pliant Therapeutics, Inc.*	800	31,464
Poseida Therapeutics, Inc.*	600	5,730
Praxis Precision Medicines, Inc.*	300	9,828
Precigen, Inc.*	2,100	14,469
Precision BioSciences, Inc.*	1,200	12,420
Prelude Therapeutics, Inc.*	300	12,999
Prothena Corp. PLC*	900	22,608
Provention Bio, Inc.*	1,500	15,743
PTC Therapeutics, Inc.*	2,100	99,435
Puma Biotechnology, Inc.*	900	8,748
Radius Health, Inc.*	1,400	29,204
RAPT Therapeutics, Inc.*	400	8,880
REGENXBIO, Inc.*	1,300	44,343
Relay Therapeutics, Inc.*	1,500	51,855
Replimune Group, Inc.*	700	21,357
REVOLUTION Medicines, Inc.*	1,400	64,232
Rigel Pharmaceuticals, Inc.*	4,290	14,672
Rocket Pharmaceuticals, Inc.*	1,200	53,244
Rubius Therapeutics, Inc.*	1,300	34,450
Sangamo Therapeutics, Inc.*	4,103	51,411
Satsuma Pharmaceuticals, Inc.*	300	1,773
Savara, Inc.*	1,000	2,080
Scholar Rock Holding Corp.*	900	45,594
Seer, Inc.*	500	25,010
Selecta Biosciences, Inc.*	1,700	7,693
Shattuck Labs, Inc.*	400	11,696
Silverback Therapeutics, Inc.*	400	17,452
Solid Biosciences, Inc.*	400	2,212
Sorrento Therapeutics, Inc.*	8,700	71,949
Springworks Therapeutics, Inc.*	800	58,856
Stoke Therapeutics, Inc.*	400	15,536
Strongbridge Biopharma PLC*	1,700	4,692
Sutro Biopharma, Inc.*	834	18,982
Syndax Pharmaceuticals, Inc.*	800	17,888
Tarsus Pharmaceuticals, Inc.*	200	6,446
Taysha Gene Therapies, Inc.*	300	6,090
TCR2 Therapeutics, Inc.*	800	17,664
Tela Bio, Inc.*	200	2,980
TG Therapeutics, Inc.*	4,000	192,800
Theravance Biopharma, Inc.*	1,400	28,574
Translate Bio, Inc.*	2,392	39,444
TransMedics Group, Inc.*	900	37,341
Travere Therapeutics, Inc.*	1,800	44,946
Turning Point Therapeutics, Inc.*	1,266	119,751
Twist Bioscience Corp.*	1,558	192,974
Tyme Technologies, Inc.*	2,000	3,560
Ultragenyx Pharmaceutical, Inc.*	2,137	243,319
UNITY Biotechnology, Inc.*	900	5,400
UroGen Pharma Ltd.*	700	13,636
Vaxart, Inc.*	1,300	7,865
VBI Vaccines, Inc.*	6,200	19,282

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Veracyte, Inc.*	2,200	$118,250
Verastem, Inc.*	6,200	15,314
Vericel Corp.*	1,600	88,880
Veru, Inc.*	1,500	16,162
Viking Therapeutics, Inc.*	1,700	10,753
Vir Biotechnology, Inc.*	1,700	87,159
VolitionRX Ltd.*	1,100	4,158
Vor BioPharma, Inc.*	400	17,240
VYNE Therapeutics, Inc.*	1,050	7,187
WaVe Life Sciences Ltd.*	700	3,927
X4 Pharmaceuticals, Inc.*	300	2,583
XBiotech, Inc.*	467	8,018
Xencor, Inc.*	1,900	81,814
XOMA Corp.*	200	8,162
Y-mAbs Therapeutics, Inc.*	900	27,216
Zentalis Pharmaceuticals, Inc.*	900	39,051
ZIOPHARM Oncology, Inc.*	5,927	21,337
		8,322,865
Building Materials — 1.9%
AAON, Inc.	1,385	96,964
American Woodmark Corp.*	569	56,092
Apogee Enterprises, Inc.	843	34,462
Boise Cascade Co.	1,300	77,779
Builders FirstSource, Inc.*	6,729	312,024
Caesarstone Ltd.	600	8,238
Cornerstone Building Brands, Inc.*	1,664	23,346
Forterra, Inc.*	800	18,600
Gibraltar Industries, Inc.*	1,101	100,752
Griffon Corp.	1,256	34,126
JELD-WEN Holding, Inc.*	2,400	66,456
Louisiana-Pacific Corp.	3,694	204,869
LSI Industries, Inc.	1,000	8,530
Masonite International Corp.*	800	92,192
Patrick Industries, Inc.	775	65,875
PGT Innovations, Inc.*	2,000	50,500
Research Frontiers, Inc.*	1,100	3,124
Simpson Manufacturing Co., Inc.	1,499	155,491
SPX Corp.*	1,500	87,405
Summit Materials, Inc., Class A*	3,705	103,814
UFP Industries, Inc.	2,049	155,396
US Concrete, Inc.*	500	36,660
		1,792,695
Chemicals — 1.6%
AdvanSix, Inc.*	1,000	26,820
AgroFresh Solutions, Inc.*	1,400	2,800
American Vanguard Corp.	878	17,920
Amyris, Inc.*	3,700	70,670
Balchem Corp.	1,105	138,578
Codexis, Inc.*	1,700	38,913
Ferro Corp.*	2,638	44,477
GCP Applied Technologies, Inc.*	1,500	36,810
H.B. Fuller Co.	1,780	111,980
Hawkins, Inc.	498	16,693
Ingevity Corp.*	1,400	105,742
	Number of Shares	Value†

Chemicals — (continued)
Innospec, Inc.	800	$82,152
Intrepid Potash, Inc.*	370	12,047
Koppers Holdings, Inc.*	620	21,551
Kraton Corp.*	1,141	41,749
Kronos Worldwide, Inc.	500	7,650
Marrone Bio Innovations, Inc.*	2,700	5,643
Minerals Technologies, Inc.	1,128	84,961
Oil-Dri Corp of America	197	6,785
Orion Engineered Carbons S.A.*	2,200	43,384
PQ Group Holdings, Inc.	1,100	18,370
Quaker Chemical Corp.	461	112,378
Rayonier Advanced Materials, Inc.*	1,900	17,233
Rogers Corp.*	645	121,395
Sensient Technologies Corp.	1,458	113,724
Stepan Co.	751	95,460
Tronox Holdings PLC, Class A	3,800	69,540
		1,465,425
Coal — 0.1%
Arch Resources, Inc.*	500	20,800
CONSOL Energy, Inc.*	900	8,748
NACCO Industries, Inc., Class A	122	3,044
Peabody Energy Corp.*	2,300	7,038
SunCoke Energy, Inc.	2,541	17,812
Warrior Met Coal, Inc.	1,500	25,695
		83,137
Commercial Services — 4.0%
ABM Industries, Inc.	2,339	119,312
Acacia Research Corp.*	1,180	7,847
Adtalem Global Education, Inc.*	1,800	71,172
Alarm.com Holdings, Inc.*	1,600	138,208
Alta Equipment Group, Inc.*	700	9,100
American Public Education, Inc.*	355	12,649
AMN Healthcare Services, Inc.*	1,609	118,583
Arlo Technologies, Inc.*	2,433	15,279
ASGN, Inc.*	1,652	157,667
Aspen Group, Inc.*	800	4,800
Avis Budget Group, Inc.*	1,800	130,572
Barrett Business Services, Inc.	242	16,664
BGSF, Inc.	400	5,600
BrightView Holdings, Inc.*	1,315	22,184
CAI International, Inc.	460	20,939
Cardtronics PLC, Class A*	1,263	49,004
Carriage Services, Inc.	400	14,076
Cass Information Systems, Inc.	498	23,042
CBIZ, Inc.*	1,840	60,094
Cimpress PLC*	629	62,982
CoreCivic, Inc.	3,400	30,770
CorVel Corp.*	262	26,879
CRA International, Inc.	274	20,451
Cross Country Healthcare, Inc.*	1,084	13,539
Deluxe Corp.	1,307	54,842
Emerald Holding, Inc.*	700	3,864
Ennis, Inc.	858	18,318
EVERTEC, Inc.	2,139	79,614

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Evo Payments, Inc., Class A*	1,500	$41,280
Forrester Research, Inc.*	375	15,930
Franchise Group, Inc.	700	25,277
Franklin Covey Co.*	297	8,402
Genasys, Inc.*	1,300	8,697
GP Strategies Corp.*	400	6,980
Green Dot Corp., Class A*	1,796	82,239
GreenSky, Inc., Class A*	2,300	14,237
HealthEquity, Inc.*	2,700	183,600
Heidrick & Struggles International, Inc.	769	27,469
Herc Holdings, Inc.*	800	81,064
HMS Holdings Corp.*	3,015	111,480
Huron Consulting Group, Inc.*	728	36,677
ICF International, Inc.	548	47,895
Information Services Group, Inc.*	1,600	7,040
Insperity, Inc.	1,246	104,340
Kelly Services, Inc., Class A*	1,014	22,582
Kforce, Inc.	586	31,410
Korn Ferry	1,790	111,642
Laureate Education, Inc., Class A*	3,300	44,847
LiveRamp Holdings, Inc.*	2,267	117,612
Medifast, Inc.	393	83,245
MoneyGram International, Inc.*	2,000	13,140
Monro, Inc.	1,137	74,815
National Research Corp.*	387	18,123
Perdoceo Education Corp.*	2,300	27,508
PFSweb, Inc.*	600	4,050
Progyny, Inc.*	1,000	44,510
Quad/Graphics, Inc.*	1,300	4,589
R1 RCM, Inc.*	3,800	93,784
Rent-A-Center, Inc.	1,653	95,312
Repay Holdings Corp.*	1,900	44,612
Resources Connection, Inc.	922	12,484
ServiceSource International, Inc.*	3,600	5,292
ShotSpotter, Inc.*	300	10,521
SP Plus Corp.*	693	22,723
Strategic Education, Inc.	849	78,032
Stride, Inc.*	1,252	37,698
Team, Inc.*	983	11,334
Textainer Group Holdings Ltd.*	1,812	51,914
The Aaron's Co., Inc.	1,100	28,248
The Brink's Co.	1,610	127,560
The Hackett Group, Inc.	716	11,735
Transcat, Inc.*	200	9,816
TriNet Group, Inc.*	1,400	109,144
Triton International Ltd.	2,093	115,094
TrueBlue, Inc.*	1,076	23,694
Universal Technical Institute, Inc.*	1,100	6,424
Vectrus, Inc.*	400	21,376
Viad Corp.*	671	28,014
Vivint Smart Home, Inc.*	2,400	34,368
Willdan Group, Inc.*	300	12,315
WW International, Inc.*	1,500	46,920
		3,747,145
	Number of Shares	Value†

Computers — 2.1%
3D Systems Corp.*	4,200	$115,248
Cognyte Software Ltd.*	2,295	63,824
Conduent, Inc.*	4,800	31,968
Corsair Gaming, Inc.*	700	23,303
Cubic Corp.	1,069	79,715
Diebold Nixdorf, Inc.*	2,500	35,325
ExlService Holdings, Inc.*	1,100	99,176
iCAD, Inc.*	500	10,610
Insight Enterprises, Inc.*	1,143	109,065
Mastech Digital, Inc.*	200	3,522
MAXIMUS, Inc.	2,009	178,881
Mitek Systems, Inc.*	1,100	16,038
MTS Systems Corp.*	560	32,592
NetScout Systems, Inc.*	2,465	69,415
OneSpan, Inc.*	1,128	27,636
PAE, Inc.*	2,100	18,942
PAR Technology Corp.*	600	39,246
Parsons Corp.*	600	24,264
Perspecta, Inc.	4,800	139,440
Ping Identity Holding Corp.*	1,100	24,123
PlayAGS, Inc.*	800	6,464
Qualys, Inc.*	1,100	115,258
Quantum Corp.*	1,300	10,829
Rapid7, Inc.*	1,700	126,837
Rimini Street, Inc.*	900	8,073
SecureWorks Corp., Class A*	100	1,338
StarTek, Inc.*	700	5,565
Super Micro Computer, Inc.*	1,400	54,684
Sykes Enterprises, Inc.*	1,336	58,891
Telos Corp.*	500	18,960
Tenable Holdings, Inc.*	2,500	90,463
The ExOne Co.*	300	9,408
TTEC Holdings, Inc.	607	60,973
Unisys Corp.*	1,924	48,908
Varonis Systems, Inc.*	3,441	176,661
Vocera Communications, Inc.*	1,000	38,460
		1,974,105
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.	1,700	67,320
elf Beauty, Inc.*	1,400	37,562
Inter Parfums, Inc.	524	37,167
Revlon, Inc., Class A*	270	3,329
		145,378
Distribution & Wholesale — 1.1%
A-Mark Precious Metals, Inc.	200	7,200
Avient Corp.	2,955	139,683
Core-Mark Holding Co., Inc.	1,564	60,511
EVI Industries, Inc.*	200	5,754
Fossil Group, Inc.*	1,200	14,880
G-III Apparel Group Ltd.*	1,608	48,465
H&E Equipment Services, Inc.	1,059	40,242
KAR Auction Services, Inc.*	4,500	67,500
Resideo Technologies, Inc.*	4,900	138,425
ScanSource, Inc.*	681	20,396

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
SiteOne Landscape Supply, Inc.*	1,458	$248,939
Systemax, Inc.	362	14,885
Titan Machinery, Inc.*	523	13,337
Veritiv Corp.*	300	12,762
VSE Corp.	308	12,166
WESCO International, Inc.*	1,647	142,515
		987,660
Diversified Financial Services — 2.3%
Altisource Portfolio Solutions S.A.*	300	2,757
Amerant Bancorp, Inc.*	700	12,999
Artisan Partners Asset Management, Inc., Class A	1,900	99,123
AssetMark Financial Holdings, Inc.*	500	11,670
Associated Capital Group, Inc., Class A	100	3,586
B Riley Financial, Inc.	600	33,828
BGC Partners, Inc., Class A	9,200	44,436
Blucora, Inc.*	1,596	26,557
Boston Private Financial Holdings, Inc.	2,358	31,409
Brightsphere Investment Group, Inc.	1,900	38,722
Calamos Asset Management, Inc., Class A(1)	469	0
Cohen & Steers, Inc.	817	53,375
Columbia Financial, Inc.*	1,500	26,220
Cowen, Inc., Class A	747	26,257
Curo Group Holdings Corp.	400	5,836
Diamond Hill Investment Group, Inc.	107	16,693
Encore Capital Group, Inc.*	997	40,109
Enova International, Inc.*	1,113	39,489
EZCORP, Inc., Class A*	1,766	8,777
Federal Agricultural Mortgage Corp., Class C	300	30,216
Federated Hermes, Inc., Class B	3,300	103,290
First Western Financial, Inc.*	300	7,503
Focus Financial Partners, Inc., Class A*	1,200	49,944
GAMCO Investors, Inc., Class A	215	3,988
Greenhill & Co., Inc.	500	8,240
Hamilton Lane, Inc., Class A	1,100	97,416
Houlihan Lokey, Inc.	1,792	119,186
I3 Verticals, Inc., Class A*	500	15,563
International Money Express, Inc.*	900	13,509
LendingClub Corp.*	2,560	42,291
Marlin Business Services Corp.	200	2,728
MMA Capital Holdings, Inc.*	200	4,562
Moelis & Co., Class A	1,800	98,784
Mr. Cooper Group, Inc.*	2,592	90,098
Navient Corp.	6,400	91,584
Nelnet, Inc., Class A	499	36,297
Oportun Financial Corp.*	700	14,497
Oppenheimer Holdings, Inc., Class A	238	9,532
Paysign, Inc.*	1,100	4,807
PennyMac Financial Services, Inc.	1,400	93,618
Piper Sandler Cos.	587	64,365
PJT Partners, Inc., Class A	700	47,355
PRA Group, Inc.*	1,648	61,091
	Number of Shares	Value†

Diversified Financial Services — (continued)
PROG Holdings, Inc.*	2,300	$99,567
Pzena Investment Management, Inc., Class A	830	8,740
Regional Management Corp.	300	10,398
Safeguard Scientifics, Inc.*	850	5,797
Sculptor Capital Management, Inc.	600	13,128
Silvercrest Asset Management Group, Inc., Class A	400	5,752
Stifel Financial Corp.	3,359	215,178
StoneX Group, Inc.*	493	32,232
Virtus Investment Partners, Inc.	223	52,517
Waddell & Reed Financial, Inc., Class A	2,200	55,110
Westwood Holdings Group, Inc.	311	4,497
WisdomTree Investments, Inc.	5,200	32,500
World Acceptance Corp.*	169	21,929
		2,189,652
Electric — 1.6%
ALLETE, Inc.	1,751	117,650
Ameresco, Inc., Class A*	900	43,767
Atlantic Power Corp.*	2,027	5,858
Avista Corp.	2,339	111,687
Black Hills Corp.	2,148	143,422
Brookfield Renewable Corp., Class A	4,227	197,824
Clearway Energy, Inc., Class A	1,100	29,161
Clearway Energy, Inc., Class C	2,900	81,606
Evoqua Water Technologies Corp.*	3,600	94,680
Genie Energy Ltd., Class B	600	3,804
MGE Energy, Inc.	1,242	88,666
NorthWestern Corp.	1,680	109,536
Ormat Technologies, Inc.	1,400	109,942
Otter Tail Corp.	1,392	64,269
PNM Resources, Inc.	2,710	132,926
Portland General Electric Co.	3,056	145,068
Spark Energy, Inc., Class A	400	4,272
Unitil Corp.	463	21,154
		1,505,292
Electrical Components & Equipment — 0.5%
American Superconductor Corp.*	900	17,064
Belden, Inc.	1,555	68,995
Encore Wire Corp.	671	45,044
EnerSys	1,423	129,208
Graham Corp.	266	3,788
Insteel Industries, Inc.	491	15,143
nLight, Inc.*	1,300	42,120
Novanta, Inc.*	1,100	145,079
Orion Energy Systems, Inc.*	700	4,872
Powell Industries, Inc.	229	7,756
		479,069
Electronics — 1.9%
Advanced Energy Industries, Inc.	1,293	141,157
Akoustis Technologies, Inc.*	1,100	14,674
Allied Motion Technologies, Inc.	200	10,266
API Group Corp.*	4,700	97,196

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
Applied Optoelectronics, Inc.*	700	$5,852
Atkore, Inc.*	1,600	115,040
Badger Meter, Inc.	1,018	94,745
Bel Fuse, Inc., Class B	269	5,350
Benchmark Electronics, Inc.	1,313	40,598
Brady Corp., Class A	1,657	88,567
Comtech Telecommunications Corp.	652	16,196
CyberOptics Corp.*	300	7,791
FARO Technologies, Inc.*	620	53,673
Fluidigm Corp.*	2,500	11,300
GoPro, Inc., Class A*	3,800	44,232
II-VI, Inc.*	3,418	233,689
IntriCon Corp.*	200	5,128
Itron, Inc.*	1,500	132,975
Kimball Electronics, Inc.*	933	24,071
Knowles Corp.*	3,152	65,940
LENSAR, Inc.*	236	1,713
Luna Innovations, Inc.*	700	7,371
Mesa Laboratories, Inc.	142	34,577
Napco Security Technologies, Inc.*	300	10,449
NVE Corp.	109	7,641
OSI Systems, Inc.*	557	53,528
Plexus Corp.*	1,003	92,116
Sanmina Corp.*	2,226	92,112
SMART Global Holdings, Inc.*	400	18,408
Stoneridge, Inc.*	873	27,770
TTM Technologies, Inc.*	3,129	45,370
Turtle Beach Corp.*	500	13,335
Vicor Corp.*	622	52,889
Vishay Intertechnology, Inc.	4,600	110,768
Vishay Precision Group, Inc.*	300	9,243
Wrap Technologies, Inc.*	500	2,780
		1,788,510
Energy-Alternate Sources — 1.4%
FuelCell Energy, Inc.*	9,900	142,659
FutureFuel Corp.	800	11,624
Green Plains, Inc.*	967	26,177
Maxeon Solar Technologies Ltd.*	287	9,058
Plug Power, Inc.*	13,500	483,840
Renewable Energy Group, Inc.*	1,400	92,456
REX American Resources Corp.*	192	16,160
Sunnova Energy International, Inc.*	1,900	77,558
SunPower Corp.*	2,700	90,315
Sunrun, Inc.*	5,280	319,334
TPI Composites, Inc.*	1,100	62,073
		1,331,254
Engineering & Construction — 2.0%
908 Devices, Inc.*	200	9,700
Aegion Corp.*	955	27,456
Arcosa, Inc.	1,700	110,653
Comfort Systems USA, Inc.	1,227	91,743
Concrete Pumping Holdings, Inc.*	400	2,964
Construction Partners, Inc., Class A*	700	20,916
Dycom Industries, Inc.*	1,053	97,771
	Number of Shares	Value†

Engineering & Construction — (continued)
EMCOR Group, Inc.	1,763	$197,738
Exponent, Inc.	1,680	163,716
Fluor Corp.*	4,900	113,141
Granite Construction, Inc.	1,633	65,728
Great Lakes Dredge & Dock Corp.*	1,951	28,445
IES Holdings, Inc.*	200	10,082
Iteris, Inc.*	1,200	7,404
KBR, Inc.	4,700	180,433
MasTec, Inc.*	1,864	174,657
Mistras Group, Inc.*	600	6,846
MYR Group, Inc.*	483	34,617
NV5 Global, Inc.*	300	28,971
Primoris Services Corp.	1,490	49,364
Sterling Construction Co.*	800	18,560
TopBuild Corp.*	1,098	229,954
Tutor Perini Corp.*	1,397	26,473
WillScot Mobile Mini Holdings Corp.*	5,952	165,168
		1,862,500
Entertainment — 2.5%
Accel Entertainment, Inc.*	1,500	16,395
AMC Entertainment Holdings, Inc., Class A*	12,555	128,186
Bally's Corp.*	550	35,739
Caesars Entertainment, Inc.*	6,000	524,700
Churchill Downs, Inc.	1,261	286,777
Cinemark Holdings, Inc.*	3,700	75,517
Eros STX Global Corp.*	6,400	11,584
Everi Holdings, Inc.*	2,400	33,864
GAN Ltd.*	800	14,560
Golden Entertainment, Inc.*	600	15,156
IMAX Corp.*	1,400	28,140
International Game Technology PLC*	3,500	56,175
Liberty Media Corp.-Liberty Braves, Class A*	300	8,553
Liberty Media Corp.-Liberty Braves, Class C*	1,300	36,166
Marriott Vacations Worldwide Corp.*	1,344	234,098
Monarch Casino & Resort, Inc.*	385	23,339
Penn National Gaming, Inc.*	5,132	538,039
RCI Hospitality Holdings, Inc.	200	12,718
Red Rock Resorts, Inc., Class A*	2,300	74,957
Scientific Games Corp.*	2,000	77,040
SeaWorld Entertainment, Inc.*	1,800	89,406
		2,321,109
Environmental Control — 0.6%
Advanced Emissions Solutions, Inc.*	600	3,300
Casella Waste Systems, Inc., Class A*	1,700	108,069
CECO Environmental Corp.*	1,309	10,380
Covanta Holding Corp.	3,600	49,896
Energy Recovery, Inc.*	1,100	20,174
Harsco Corp.*	2,800	48,020
Heritage-Crystal Clean, Inc.*	400	10,852
Montrose Environmental Group, Inc.*	700	35,133
Pure Cycle Corp.*	800	10,736

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Environmental Control — (continued)
Sharps Compliance Corp.*	600	$8,622
Tetra Tech, Inc.	1,764	239,410
US Ecology, Inc.*	1,140	47,470
		592,062
Food — 1.3%
B&G Foods, Inc.	2,272	70,568
BellRing Brands, Inc., Class A*	1,300	30,693
Calavo Growers, Inc.	551	42,780
Cal-Maine Foods, Inc.*	1,346	51,713
Healthcare Services Group, Inc.	2,580	72,317
HF Foods Group, Inc.*	1,300	9,386
Hostess Brands, Inc.*	4,400	63,096
Ingles Markets, Inc., Class A	404	24,907
J & J Snack Foods Corp.	524	82,284
John B Sanfilippo & Son, Inc.	300	27,111
Lancaster Colony Corp.	656	115,036
Landec Corp.*	718	7,611
Nathan's Famous, Inc.	100	6,309
Natural Grocers by Vitamin Cottage, Inc.	400	7,020
Performance Food Group Co.*	4,300	247,723
Sanderson Farms, Inc.	699	108,890
Seneca Foods Corp., Class A*	211	9,936
SpartanNash Co.	1,130	22,182
The Chefs' Warehouse, Inc.*	1,150	35,029
The Simply Good Foods Co.*	3,000	91,260
Tootsie Roll Industries, Inc.	550	18,222
United Natural Foods, Inc.*	1,900	62,586
Village Super Market, Inc., Class A	268	6,317
Weis Markets, Inc.	266	15,034
		1,228,010
Forest Products & Paper — 0.2%
Clearwater Paper Corp.*	578	21,744
Domtar Corp.	1,700	62,815
Glatfelter Corp.	1,359	23,307
Neenah, Inc.	474	24,354
Schweitzer-Mauduit International, Inc.	976	47,795
Verso Corp., Class A	900	13,131
		193,146
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	1,100	84,007
Chesapeake Utilities Corp.	535	62,103
New Jersey Resources Corp.	3,264	130,136
Northwest Natural Holding Co.	950	51,252
ONE Gas, Inc.	1,800	138,438
RGC Resources, Inc.	200	4,436
South Jersey Industries, Inc.	3,480	78,578
Southwest Gas Holdings, Inc.	1,938	133,160
Spire, Inc.	1,656	122,362
		804,472
Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,570	123,936
Hurco Cos., Inc.	200	7,060
	Number of Shares	Value†

Hand & Machine Tools — (continued)
Kennametal, Inc.	2,900	$115,913
Luxfer Holdings PLC	700	14,896
		261,805
Healthcare Products — 4.1%
Accelerate Diagnostics, Inc.*	951	7,912
Accuray, Inc.*	2,738	13,553
Acutus Medical, Inc.*	300	4,011
Alpha Pro Tech Ltd.*	500	4,880
Alphatec Holdings, Inc.*	1,700	26,843
AngioDynamics, Inc.*	1,158	27,097
Apyx Medical Corp.*	800	7,728
Aspira Women's Health, Inc.*	2,100	14,175
AtriCure, Inc.*	1,500	98,280
Atrion Corp.	44	28,218
Avanos Medical, Inc.*	1,700	74,358
Axogen, Inc.*	1,200	24,312
Axonics Modulation Technologies, Inc.*	1,100	65,879
BioLife Solutions, Inc.*	500	18,000
BioSig Technologies, Inc.*	700	3,017
Cantel Medical Corp.*	1,300	103,792
Cardiovascular Systems, Inc.*	1,200	46,008
CareDx, Inc.*	1,700	115,753
Castle Biosciences, Inc.*	400	27,384
Cerus Corp.*	5,300	31,853
Chembio Diagnostics, Inc.*	400	1,404
Co-Diagnostics, Inc.*	900	8,586
CONMED Corp.	942	123,016
CryoLife, Inc.*	1,199	27,073
Cutera, Inc.*	500	15,025
CytoSorbents Corp.*	1,100	9,548
DermTech, Inc.*	200	10,158
Eargo, Inc.*	200	9,990
Electromed, Inc.*	300	3,162
FONAR Corp.*	300	5,427
GenMark Diagnostics, Inc.*	2,100	50,190
Glaukos Corp.*	1,476	123,881
Hanger, Inc.*	1,100	25,102
Inari Medical, Inc.*	500	53,500
InfuSystem Holdings, Inc.*	600	12,216
Inogen, Inc.*	600	31,512
Inspire Medical Systems, Inc.*	898	185,877
Integer Holdings Corp.*	1,137	104,718
Intersect ENT, Inc.*	900	18,792
Invacare Corp.	1,190	9,544
iRadimed Corp.*	200	5,154
iRhythm Technologies, Inc.*	997	138,443
Lantheus Holdings, Inc.*	2,406	51,416
LeMaitre Vascular, Inc.	500	24,390
LivaNova PLC*	1,600	117,968
Luminex Corp.	1,353	43,161
Meridian Bioscience, Inc.*	1,360	35,700
Merit Medical Systems, Inc.*	1,875	112,275
Milestone Scientific, Inc.*	2,100	7,497
Misonix, Inc.*	300	5,877

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
NanoString Technologies, Inc.*	1,500	$98,565
Natera, Inc.*	2,500	253,850
Natus Medical, Inc.*	1,075	27,531
Neogen Corp.*	1,769	157,246
Nevro Corp.*	1,168	162,936
NuVasive, Inc.*	1,706	111,845
Nymox Pharmaceutical Corp.*	1,700	3,774
Omnicell, Inc.*	1,435	186,364
OraSure Technologies, Inc.*	2,201	25,686
Orthofix Medical, Inc.*	571	24,753
OrthoPediatrics Corp.*	400	19,500
Patterson Cos., Inc.	2,800	89,460
PAVmed, Inc.*	1,700	7,548
Pulmonx Corp.*	300	13,722
Pulse Biosciences, Inc.*	494	11,698
Quanterix Corp.*	800	46,776
Quotient Ltd.*	2,200	8,096
Repro-Med Systems, Inc.*	1,000	3,520
Retractable Technologies, Inc.*	300	3,846
SeaSpine Holdings Corp.*	600	10,440
Shockwave Medical, Inc.*	900	117,234
Sientra, Inc.*	1,000	7,290
Silk Road Medical, Inc.*	1,000	50,650
Soleno Therapeutics, Inc.*	2,600	3,276
STAAR Surgical Co.*	1,500	158,115
Stereotaxis, Inc.*	1,700	11,424
Surgalign Holdings, Inc.*	2,035	4,436
Surmodics, Inc.*	373	20,914
Tactile Systems Technology, Inc.*	600	32,694
Utah Medical Products, Inc.	100	8,660
Varex Imaging Corp.*	1,400	28,686
ViewRay, Inc.*	3,000	13,050
Zynex, Inc.*	600	9,162
		3,846,402
Healthcare Services — 1.9%
Accolade, Inc.*	1,100	49,907
Addus HomeCare Corp.*	500	52,295
Brookdale Senior Living, Inc.*	6,600	39,930
Community Health Systems, Inc.*	2,500	33,800
Dyadic International, Inc.*	800	4,392
Five Star Senior Living, Inc.*	900	5,508
Fulgent Genetics, Inc.*	400	38,648
Invitae Corp.*	4,000	152,840
LHC Group, Inc.*	998	190,828
Magellan Health, Inc.*	841	78,415
MEDNAX, Inc.*	2,300	58,581
Medpace Holdings, Inc.*	900	147,645
ModivCare, Inc.*	400	59,248
National HealthCare Corp.	406	31,631
Ontrak, Inc.*	200	6,512
OPKO Health, Inc.*	14,101	60,493
Ortho Clinical Diagnostics Holdings PLC*	2,900	55,956
Personalis, Inc.*	700	17,227
	Number of Shares	Value†

Healthcare Services — (continued)
RadNet, Inc.*	1,300	$28,275
Select Medical Holdings Corp.*	3,600	122,760
SI-BONE, Inc.*	800	25,448
Surgery Partners, Inc.*	700	30,982
Tenet Healthcare Corp.*	3,500	182,000
The Ensign Group, Inc.	1,680	157,651
The Joint Corp.*	500	24,185
The Pennant Group, Inc.*	740	33,892
Tivity Health, Inc.*	1,589	35,467
Triple-S Management Corp., Class B*	831	21,631
U.S. Physical Therapy, Inc.	453	47,157
Vapotherm, Inc.*	600	14,412
Viemed Healthcare, Inc.*	1,300	13,156
		1,820,872
Holding Companies — 0.0%
Professional Holding Corp., Class A*	367	6,742
Home Builders — 1.4%
Beazer Homes USA, Inc.*	924	19,330
Cavco Industries, Inc.*	324	73,098
Century Communities, Inc.*	900	54,288
Forestar Group, Inc.*	460	10,709
Green Brick Partners, Inc.*	1,000	22,680
Installed Building Products, Inc.	800	88,704
KB Home	3,000	139,590
LCI Industries	791	104,633
LGI Homes, Inc.*	700	104,517
M/I Homes, Inc.*	836	49,382
MDC Holdings, Inc.	1,959	116,365
Meritage Homes Corp.*	1,290	118,577
Skyline Corp.*	1,800	81,468
Taylor Morrison Home Corp.*	4,100	126,321
Tri Pointe Homes, Inc.*	4,400	89,584
Winnebago Industries, Inc.	1,022	78,398
		1,277,644
Home Furnishings — 0.6%
Casper Sleep, Inc.*	1,100	7,964
Daktronics, Inc.*	1,209	7,580
Ethan Allen Interiors, Inc.	628	17,339
Hamilton Beach Brands Holding Co., Class A	144	2,611
Herman Miller, Inc.	2,032	83,617
Hooker Furniture Corp.	300	10,938
iRobot Corp.*	956	116,804
Purple Innovation, Inc.*	1,100	34,815
Sleep Number Corp.*	872	125,123
Sonos, Inc.*	4,000	149,880
The Lovesac Co.*	300	16,980
Universal Electronics, Inc.*	400	21,988
VOXX International Corp.*	500	9,530
		605,169
Household Products & Wares — 0.5%
ACCO Brands Corp.	2,893	24,417
Central Garden & Pet Co.*	300	17,403

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Household Products & Wares — (continued)
Central Garden & Pet Co., Class A*	1,402	$72,750
Helen of Troy Ltd.*	811	170,845
Quanex Building Products Corp.	1,025	26,885
WD-40 Co.	471	144,211
		456,511
Housewares — 0.1%
Lifetime Brands, Inc.	400	5,876
Tupperware Brands Corp.*	1,800	47,538
		53,414
Insurance — 2.4%
Ambac Financial Group, Inc.*	1,500	25,110
American Equity Investment Life Holding Co.	3,176	100,139
AMERISAFE, Inc.	608	38,912
Argo Group International Holdings Ltd.	1,032	51,930
BRP Group, Inc., Class A*	1,300	35,425
Citizens, Inc.*	1,466	8,488
CNO Financial Group, Inc.	4,493	109,135
Crawford & Co., Class A	700	7,455
Donegal Group, Inc., Class A	283	4,205
eHealth, Inc.*	920	66,912
Employers Holdings, Inc.	1,082	46,591
Enstar Group Ltd.*	418	103,133
Essent Group Ltd.	3,600	170,964
FBL Financial Group, Inc., Class A	327	18,286
FedNat Holding Co.	500	2,315
Genworth Financial, Inc., Class A*	15,500	51,460
Goosehead Insurance, Inc., Class A	400	42,872
Greenlight Capital Re Ltd., Class A*	1,128	9,814
HCI Group, Inc.	200	15,364
Heritage Insurance Holdings, Inc.	800	8,864
Horace Mann Educators Corp.	1,280	55,309
Independence Holding Co.	100	3,985
Investors Title Co.	39	6,474
James River Group Holdings Ltd.	1,100	50,182
Kinsale Capital Group, Inc.	731	120,469
MBIA, Inc.*	1,200	11,544
National Western Life Group, Inc., Class A	74	18,426
NI Holdings, Inc.*	200	3,696
NMI Holdings, Inc., Class A*	2,900	68,556
Palomar Holdings, Inc.*	700	46,928
ProAssurance Corp.	1,600	42,816
ProSight Global, Inc.*	400	5,040
Protective Insurance Corp., Class B	325	7,433
Radian Group, Inc.	6,603	153,520
RLI Corp.	1,362	151,958
Safety Insurance Group, Inc.	482	40,609
Selective Insurance Group, Inc.	1,975	143,266
Selectquote, Inc.*	4,300	126,893
SiriusPoint Ltd.*	2,400	24,408
State Auto Financial Corp.	576	11,353
Stewart Information Services Corp.	808	42,040
Tiptree, Inc.	1,100	9,845
	Number of Shares	Value†

Insurance — (continued)
Trean Insurance Group, Inc.*	500	$8,075
Trupanion, Inc.*	1,000	76,210
United Fire Group, Inc.	680	23,664
United Insurance Holdings Corp.	800	5,768
Universal Insurance Holdings, Inc.	651	9,335
Watford Holdings Ltd.*	500	17,305
		2,202,481
Internet — 2.0%
1-800-Flowers.com, Inc., Class A*	737	20,349
Boingo Wireless, Inc.*	1,400	19,698
Cargurus, Inc.*	3,100	73,873
CarParts.com, Inc.*	800	11,424
Cars.com, Inc.*	2,500	32,400
ChannelAdvisor Corp.*	900	21,195
Cogent Communications Holdings, Inc.	1,419	97,570
comScore, Inc.*	1,900	6,954
DHI Group, Inc.*	2,100	7,035
ePlus, Inc.*	477	47,528
Eventbrite, Inc., Class A*	2,000	44,320
EverQuote, Inc., Class A*	400	14,516
Groupon, Inc.*	850	42,963
HealthStream, Inc.*	900	20,106
Lands' End, Inc.*	300	7,443
Limelight Networks, Inc.*	4,172	14,894
Liquidity Services, Inc.*	735	13,656
LiveXLive Media, Inc.*	1,500	6,510
Magnite, Inc.*	3,706	154,207
MediaAlpha, Inc., Class A*	600	21,258
Mimecast Ltd.*	2,000	80,420
NIC, Inc.	2,329	79,023
Overstock.com, Inc.*	1,500	99,390
Perficient, Inc.*	1,145	67,234
Q2 Holdings, Inc.*	1,700	170,340
QuinStreet, Inc.*	1,715	34,815
Shutterstock, Inc.	700	62,328
Stamps.com, Inc.*	590	117,711
Stitch Fix, Inc., Class A*	2,000	99,080
TechTarget, Inc.*	800	55,560
The RealReal, Inc.*	1,900	42,997
TrueCar, Inc.*	3,500	16,748
Tucows, Inc., Class A*	300	23,250
Upwork, Inc.*	3,200	143,264
VirnetX Holding Corp.	2,283	12,716
Yelp, Inc.*	2,500	97,500
Zix Corp.*	1,848	13,952
		1,894,227
Investment Companies — 0.2%
Cannae Holdings, Inc.*	3,000	118,860
Grid Dynamics Holdings, Inc.*	900	14,337
PDL Community Bancorp*	400	4,444
Rafael Holdings, Inc., Class B*	200	7,984
StepStone Group, Inc., Class A	600	21,162
		166,787

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Iron & Steel — 0.9%
Allegheny Technologies, Inc.*	4,400	$92,664
Carpenter Technology Corp.	1,700	69,955
Cleveland-Cliffs, Inc.	14,880	299,237
Commercial Metals Co.	4,100	126,444
Schnitzer Steel Industries, Inc., Class A	900	37,611
United States Steel Corp.	8,600	225,062
		850,973
Leisure Time — 0.7%
Acushnet Holdings Corp.	1,200	49,596
Callaway Golf Co.	3,246	86,830
Camping World Holdings, Inc., Class A	1,000	36,380
Clarus Corp.	702	11,969
Escalade, Inc.	200	4,182
Johnson Outdoors, Inc., Class A	168	23,982
Liberty TripAdvisor Holdings, Inc., Class A*	2,400	15,312
Lindblad Expeditions Holdings, Inc.*	700	13,230
Malibu Boats, Inc., Class A*	700	55,776
Marine Products Corp.	88	1,432
MasterCraft Boat Holdings, Inc.*	500	13,295
Nautilus, Inc.*	900	14,076
OneSpaWorld Holdings Ltd.*	1,600	17,040
OneWater Marine, Inc., Class A*	200	7,992
Vista Outdoor, Inc.*	2,100	67,347
YETI Holdings, Inc.*	2,700	194,967
		613,406
Lodging — 0.3%
Bluegreen Vacations Corp.	400	4,312
Bluegreen Vacations Holding Corp.*	500	9,270
Boyd Gaming Corp.*	2,766	163,083
Century Casinos, Inc.*	1,100	11,297
Hilton Grand Vacations, Inc.*	2,800	104,972
Target Hospitality Corp.*	1,300	3,263
The Marcus Corp.*	733	14,653
		310,850
Machinery — Construction & Mining — 0.3%
Argan, Inc.	436	23,261
Astec Industries, Inc.	698	52,643
Bloom Energy Corp., Class A*	3,100	83,855
Hyster-Yale Materials Handling, Inc.	344	29,969
Terex Corp.	2,300	105,961
The Manitowoc Co., Inc.*	1,025	21,136
		316,825
Machinery — Diversified — 1.4%
Alamo Group, Inc.	317	49,499
Altra Industrial Motion Corp.	2,203	121,870
Applied Industrial Technologies, Inc.	1,282	116,880
Cactus, Inc., Class A	1,700	52,054
Chart Industries, Inc.*	1,177	167,546
CIRCOR International, Inc.*	635	22,111
Columbus McKinnon Corp.	685	36,141
CSW Industrials, Inc.	400	54,000
DXP Enterprises, Inc.*	522	15,749
	Number of Shares	Value†

Machinery — Diversified — (continued)
Eastman Kodak Co.*	300	$2,361
Gencor Industries, Inc.*	500	6,705
Hydrofarm Holdings Group, Inc.*	300	18,096
Ichor Holdings Ltd.*	900	48,420
Intevac, Inc.*	1,000	7,150
Kadant, Inc.	403	74,559
Lindsay Corp.	384	63,982
Mueller Water Products, Inc., Class A	5,492	76,284
NN, Inc.*	1,600	11,312
Ranpak Holdings Corp.*	800	16,048
SPX FLOW, Inc.	1,500	94,995
Tennant Co.	636	50,810
The Gorman-Rupp Co.	551	18,244
Thermon Group Holdings, Inc.*	1,100	21,439
Watts Water Technologies, Inc., Class A	950	112,869
Welbilt, Inc.*	4,600	74,750
		1,333,874
Media — 0.7%
AMC Networks, Inc., Class A*	1,000	53,160
Entercom Communications Corp., Class A*	3,100	16,275
Entravision Communications Corp., Class A	1,200	4,848
Gannett Co., Inc.*	4,253	22,881
Gray Television, Inc.	3,100	57,040
Hemisphere Media Group, Inc.*	400	4,660
Houghton Mifflin Harcourt Co.*	3,100	23,622
iHeartMedia, Inc., Class A*	2,200	39,930
Liberty Latin America Ltd., Class A*	1,400	17,962
Liberty Latin America Ltd., Class C*	5,452	70,767
Meredith Corp.*	1,200	35,736
MSG Networks, Inc., Class A*	800	12,032
Saga Communications, Inc., Class A*	133	2,906
Scholastic Corp.	956	28,785
Sinclair Broadcast Group, Inc., Class A	1,400	40,964
TEGNA, Inc.	7,200	135,576
The E.W. Scripps Co., Class A	2,029	39,099
Tribune Publishing Co.*	300	5,397
WideOpenWest, Inc.*	1,400	19,026
		630,666
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	1,900	196,441
AZZ, Inc.	776	39,072
Helios Technologies, Inc.	1,059	77,169
L.B. Foster Co., Class A*	400	7,160
Lawson Products, Inc.*	100	5,186
Mueller Industries, Inc.	1,988	82,204
Northwest Pipe Co.*	300	10,026
Olympic Steel, Inc.	231	6,803
Omega Flex, Inc.	59	9,315
Park-Ohio Holdings Corp.	200	6,298
Proto Labs, Inc.*	925	112,619
RBC Bearings, Inc.*	847	166,664
Rexnord Corp.	4,100	193,069

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
Ryerson Holding Corp.*	400	$6,816
Standex International Corp.	400	38,228
The Eastern Co.	100	2,680
TimkenSteel Corp.*	1,400	16,450
Tredegar Corp.	761	11,423
Worthington Industries, Inc.	1,184	79,434
		1,067,057
Mining — 0.9%
Alcoa Corp.*	6,200	201,438
Arconic Corp.*	3,500	88,865
Caledonia Mining Corp. PLC	300	4,287
Century Aluminum Co.*	1,354	23,912
Coeur Mining, Inc.*	8,528	77,008
Compass Minerals International, Inc.	1,200	75,264
Energy Fuels, Inc.*	4,800	27,264
Ferroglobe Representation & Warranty Insurance Trust Units(1)	2,414	0
Fortitude Gold Corp.*	685	3,165
Gatos Silver, Inc.*	700	6,979
Gold Resource Corp.	2,400	6,336
Hecla Mining Co.	18,091	102,938
Kaiser Aluminum Corp.	516	57,018
Livent Corp.*	5,100	88,332
Novagold Resources, Inc.*	8,400	73,584
United States Lime & Minerals, Inc.	29	3,877
Uranium Energy Corp.*	5,300	15,158
		855,425
Miscellaneous Manufacturing — 1.1%
American Outdoor Brands, Inc.*	469	11,819
Chase Corp.	203	23,627
Enerpac Tool Group Corp.	1,706	44,561
EnPro Industries, Inc.	717	61,139
ESCO Technologies, Inc.	834	90,814
Fabrinet*	1,200	108,468
Federal Signal Corp.	1,943	74,417
Haynes International, Inc.	364	10,800
Hillenbrand, Inc.	2,544	121,374
John Bean Technologies Corp.	1,079	143,874
Lydall, Inc.*	600	20,244
Materion Corp.	757	50,144
Myers Industries, Inc.	1,125	22,230
NL Industries, Inc.	90	670
Park Aerospace Corp.	533	7,046
Raven Industries, Inc.	1,246	47,759
Smith & Wesson Brands, Inc.	2,079	36,279
Sturm Ruger & Co., Inc.	519	34,290
Trinseo S.A.	1,300	82,771
		992,326
Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	6,200	51,088
Office Furnishings — 0.2%
HNI Corp.	1,543	61,041
Interface, Inc.	1,995	24,898
	Number of Shares	Value†

Office Furnishings — (continued)
Kimball International, Inc., Class B	1,244	$17,416
Knoll, Inc.	1,553	25,640
Steelcase, Inc., Class A	3,131	45,055
		174,050
Oil & Gas — 1.4%
Antero Resources Corp.*	8,500	86,700
Berry Corp.	2,100	11,571
Bonanza Creek Energy, Inc.*	500	17,865
Brigham Minerals, Inc., Class A	1,100	16,104
CNX Resources Corp.*	7,100	104,370
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.*	800	4,432
Contango Oil & Gas Co.*	3,400	13,260
CVR Energy, Inc.	1,000	19,180
Delek US Holdings, Inc.	2,279	49,637
Earthstone Energy, Inc., Class A*	700	5,005
Evolution Petroleum Corp.	1,200	4,056
Falcon Minerals Corp.	1,500	6,735
Goodrich Petroleum Corp.*	500	4,730
Kosmos Energy Ltd.*	14,400	44,208
Magnolia Oil & Gas Corp., Class A*	4,400	50,512
Matador Resources Co.	3,800	89,110
Nabors Industries Ltd.*	218	20,372
Ovintiv, Inc.	8,700	207,234
Par Pacific Holdings, Inc.*	1,218	17,198
Patterson-UTI Energy, Inc.	5,600	39,928
PBF Energy, Inc., Class A*	3,000	42,450
PDC Energy, Inc.*	3,455	118,852
Penn Virginia Corp.*	400	5,360
Range Resources Corp.*	7,500	77,475
SM Energy Co.	4,000	65,480
Southwestern Energy Co.*	22,552	104,867
Talos Energy, Inc.*	600	7,224
Tellurian, Inc.*	5,400	12,636
Transocean Ltd.*	20,400	72,420
Trecora Resources*	1,000	7,770
W&T Offshore, Inc.*	3,543	12,719
Whiting Petroleum Corp.*	52	1,843
		1,341,303
Oil & Gas Services — 0.6%
Archrock, Inc.	4,700	44,603
Bristow Group, Inc.*	266	6,884
ChampionX Corp.*	6,400	139,072
DMC Global, Inc.*	400	21,704
Dril-Quip, Inc.*	1,100	36,553
Exterran Corp.*	1,000	3,360
Frank's International N.V.*	4,000	14,200
Helix Energy Solutions Group, Inc.*	4,501	22,730
Liberty Oilfield Services, Inc., Class A*	2,700	30,483
Matrix Service Co.*	987	12,940
MRC Global, Inc.*	2,400	21,672
National Energy Services Reunited Corp.*	500	6,185
Newpark Resources, Inc.*	2,712	8,516

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — (continued)
NexTier Oilfield Solutions, Inc.*	4,991	$18,566
NOW, Inc.*	4,000	40,360
Oceaneering International, Inc.*	3,600	41,112
Oil States International, Inc.*	2,000	12,060
ProPetro Holding Corp.*	2,200	23,452
RPC, Inc.*	2,200	11,880
Select Energy Services, Inc., Class A*	2,100	10,458
Solaris Oilfield Infrastructure, Inc., Class A	1,100	13,497
US Silica Holdings, Inc.*	2,700	33,183
		573,470
Packaging and Containers — 0.3%
Greif, Inc., Class A	800	45,600
Greif, Inc., Class B	200	11,448
Matthews International Corp., Class A	1,105	43,703
O-I Glass, Inc.*	4,800	70,752
Pactiv Evergreen, Inc.	1,200	16,488
TriMas Corp.*	1,295	39,264
UFP Technologies, Inc.*	200	9,964
		237,219
Pharmaceuticals — 2.6%
89bio, Inc.*	100	2,368
AcelRx Pharmaceuticals, Inc.*	3,300	5,610
AdaptHealth Corp.*	2,500	91,900
Aeglea BioTherapeutics, Inc.*	1,500	11,880
Aerie Pharmaceuticals, Inc.*	1,100	19,657
Agile Therapeutics, Inc.*	2,700	5,616
Akebia Therapeutics, Inc.*	4,510	15,266
Alector, Inc.*	1,700	34,238
Allovir, Inc.*	1,000	23,400
Amneal Pharmaceuticals, Inc.*	2,937	19,766
Amphastar Pharmaceuticals, Inc.*	1,100	20,152
Anika Therapeutics, Inc.*	400	16,316
Antares Pharma, Inc.*	5,600	23,016
Aquestive Therapeutics, Inc.*	900	4,680
Arvinas, Inc.*	1,200	79,320
Athenex, Inc.*	1,900	8,170
Beyond Air, Inc.*	600	3,300
Beyondspring, Inc.*	400	4,428
BioDelivery Sciences International, Inc.*	3,100	12,121
Bioxcel Therapeutics, Inc.*	400	17,264
Calyxt, Inc.*	300	1,806
Cassava Sciences, Inc.*	1,200	53,940
Catalyst Biosciences, Inc.*	800	4,032
Catalyst Pharmaceuticals, Inc.*	2,800	12,908
Checkpoint Therapeutics, Inc.*	1,100	3,454
Chiasma, Inc.*	1,100	3,443
Chimerix, Inc.*	1,700	16,388
Cidara Therapeutics, Inc.*	1,400	3,724
Clovis Oncology, Inc.*	2,600	18,252
Coherus Biosciences, Inc.*	1,600	23,376
Collegium Pharmaceutical, Inc.*	1,000	23,700
Concert Pharmaceuticals, Inc.*	900	4,491
Corbus Pharmaceuticals Holdings, Inc.*	2,500	4,925
	Number of Shares	Value†

Pharmaceuticals — (continued)
Corcept Therapeutics, Inc.*	3,400	$80,886
CorMedix, Inc.*	1,000	9,990
Covetrus, Inc.*	4,000	119,880
Cyclerion Therapeutics, Inc.*	976	2,723
Cytokinetics, Inc.*	2,400	55,824
Durect Corp.*	7,200	14,256
Eagle Pharmaceuticals, Inc.*	300	12,522
Eloxx Pharmaceuticals, Inc.*	800	2,656
Enanta Pharmaceuticals, Inc.*	600	29,592
Endo International PLC*	8,000	59,280
Eton Pharmaceuticals, Inc.*	700	5,124
Evofem Biosciences, Inc.*	1,161	2,032
Fennec Pharmaceuticals, Inc.*	900	5,589
Flexion Therapeutics, Inc.*	1,200	10,740
Fortress Biotech, Inc.*	2,400	8,472
Fulcrum Therapeutics, Inc.*	400	4,712
G1 Therapeutics, Inc.*	900	21,654
Galectin Therapeutics, Inc.*	1,400	3,038
Graybug Vision, Inc.*	200	1,110
Gritstone Oncology, Inc.*	1,000	9,430
Harmony Biosciences Holdings, Inc.*	200	6,608
Harpoon Therapeutics, Inc.*	200	4,184
Harrow Health, Inc.*	1,000	6,750
Heron Therapeutics, Inc.*	2,700	43,767
Heska Corp.*	216	36,387
Hookipa Pharma, Inc.*	500	6,725
Ideaya Biosciences, Inc.*	500	11,750
IMARA, Inc.*	200	1,688
Intellia Therapeutics, Inc.*	1,700	136,434
Ironwood Pharmaceuticals, Inc.*	4,861	54,346
Jounce Therapeutics, Inc.*	400	4,108
Kala Pharmaceuticals, Inc.*	1,400	9,436
KalVista Pharmaceuticals, Inc.*	500	12,845
Kura Oncology, Inc.*	1,900	53,713
La Jolla Pharmaceutical Co.*	700	2,968
Lannett Co., Inc.*	997	5,264
Lifevantage Corp.*	600	5,610
Madrigal Pharmaceuticals, Inc.*	267	31,231
MannKind Corp.*	7,101	27,836
Marinus Pharmaceuticals, Inc.*	875	13,545
MediciNova, Inc.*	1,400	7,070
Minerva Neurosciences, Inc.*	800	2,336
Mirum Pharmaceuticals, Inc.*	100	1,982
Morphic Holding, Inc.*	400	25,312
Nature's Sunshine Products, Inc.	200	3,992
Neoleukin Therapeutics, Inc.*	1,100	13,541
NeuBase Therapeutics, Inc.*	700	5,173
Ocular Therapeutix, Inc.*	2,100	34,461
Odonate Therapeutics, Inc.*	400	1,368
Optinose, Inc.*	1,200	4,428
Option Care Health, Inc.*	2,802	49,707
ORIC Pharmaceuticals, Inc.*	700	17,150
Owens & Minor, Inc.	2,376	89,314
Pacira BioSciences, Inc.*	1,400	98,126
Paratek Pharmaceuticals, Inc.*	1,100	7,766

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Passage Bio, Inc.*	800	$13,984
PetIQ, Inc.*	700	24,682
PhaseBio Pharmaceuticals, Inc.*	600	2,076
Phibro Animal Health Corp., Class A	700	17,080
PMV Pharmaceuticals, Inc.*	400	13,156
Prestige Consumer Healthcare, Inc.*	1,772	78,110
Protagonist Therapeutics, Inc.*	1,000	25,900
Recro Pharma, Inc.*	500	1,395
Relmada Therapeutics, Inc.*	500	17,605
Revance Therapeutics, Inc.*	2,200	61,490
Rhythm Pharmaceuticals, Inc.*	1,300	27,651
Rockwell Medical, Inc.*	1,800	2,088
Seres Therapeutics, Inc.*	1,700	35,003
SIGA Technologies, Inc.*	2,000	13,000
Spectrum Pharmaceuticals, Inc.*	5,014	16,346
Spero Therapeutics, Inc.*	460	6,771
Supernus Pharmaceuticals, Inc.*	1,500	39,270
Syros Pharmaceuticals, Inc.*	1,400	10,472
TherapeuticsMD, Inc.*	7,200	9,648
Tricida, Inc.*	1,000	5,290
USANA Health Sciences, Inc.*	348	33,965
Vanda Pharmaceuticals, Inc.*	1,941	29,154
Vaxcyte, Inc.*	600	11,850
Verrica Pharmaceuticals, Inc.*	600	9,090
Voyager Therapeutics, Inc.*	900	4,239
Xeris Pharmaceuticals, Inc.*	800	3,608
Zogenix, Inc.*	1,975	38,552
		2,440,813
Real Estate — 0.8%
Cushman & Wakefield PLC*	3,400	55,488
eXp World Holdings, Inc.*	1,700	77,435
Fathom Holdings, Inc.*	100	3,663
FRP Holdings, Inc.*	169	8,318
Kennedy-Wilson Holdings, Inc.	4,181	84,498
Legacy Housing Corp.*	300	5,319
Marcus & Millichap, Inc.*	900	30,330
Maui Land & Pineapple Co., Inc.*	400	4,620
McGrath RentCorp	753	60,730
Newmark Group, Inc., Class A	5,200	52,026
RE/MAX Holdings, Inc., Class A	600	23,634
Realogy Holdings Corp.*	4,000	60,520
Redfin Corp.*	3,400	226,406
Stratus Properties, Inc.*	100	3,050
The RMR Group, Inc., Class A	467	19,058
The St. Joe Co.	1,000	42,900
		757,995
Retail — 6.1%
Abercrombie & Fitch Co., Class A*	2,200	75,482
Academy Sports & Outdoors, Inc.*	900	24,291
American Eagle Outfitters, Inc.	5,200	152,048
America's Car-Mart, Inc.*	180	27,427
Asbury Automotive Group, Inc.*	666	130,869
Aspen Aerogels, Inc.*	600	12,204
At Home Group, Inc.*	1,700	48,790
	Number of Shares	Value†

Retail — (continued)
Beacon Roofing Supply, Inc.*	1,881	$98,414
Bed Bath & Beyond, Inc.*	4,000	116,600
Big Lots, Inc.	1,200	81,960
Biglari Holdings, Inc., Class B*	40	5,310
BJ's Restaurants, Inc.*	820	47,626
BJ's Wholesale Club Holdings, Inc.*	4,500	201,870
Bloomin' Brands, Inc.*	3,100	83,855
Boot Barn Holdings, Inc.*	900	56,079
Brinker International, Inc.*	1,500	106,590
Caleres, Inc.	1,354	29,517
Carrols Restaurant Group, Inc.*	1,113	6,661
Chico's FAS, Inc.*	4,000	13,240
Chuy's Holdings, Inc.*	600	26,592
Citi Trends, Inc.*	303	25,385
Clean Energy Fuels Corp.*	4,600	63,204
Conn's, Inc.*	704	13,693
Cracker Barrel Old Country Store, Inc.	818	141,416
Dave & Buster's Entertainment, Inc.*	1,400	67,060
Del Taco Restaurants, Inc.	1,100	10,538
Denny's Corp.*	1,952	35,351
Designer Brands, Inc., Class A*	1,900	33,060
Dillard's, Inc., Class A	200	19,314
Dine Brands Global, Inc.*	471	42,404
Duluth Holdings, Inc., Class B*	200	3,388
El Pollo Loco Holdings, Inc.*	600	9,672
Express, Inc.*	1,654	6,649
Fiesta Restaurant Group, Inc.*	413	5,200
FirstCash, Inc.	1,439	94,499
Freshpet, Inc.*	1,340	212,805
Gaia, Inc.*	400	4,756
GameStop Corp., Class A*	1,900	360,658
Genesco, Inc.*	495	23,512
GMS, Inc.*	1,500	62,625
Group 1 Automotive, Inc.	605	95,463
GrowGeneration Corp.*	1,300	64,597
Guess?, Inc.	1,500	35,250
Haverty Furniture Cos., Inc.	550	20,454
Hibbett Sports, Inc.*	555	38,234
Jack in the Box, Inc.	714	78,383
La-Z-Boy, Inc.	1,562	66,354
Lithia Motors, Inc., Class A	863	336,648
Lumber Liquidators Holdings, Inc.*	833	20,925
Macy's, Inc.*	10,700	173,233
MarineMax, Inc.*	600	29,616
Movado Group, Inc.	460	13,087
Murphy USA, Inc.	855	123,599
National Vision Holdings, Inc.*	2,800	122,724
Noodles & Co.*	1,200	12,420
OptimizeRx Corp.*	500	24,375
Papa John's International, Inc.	1,110	98,390
PC Connection, Inc.	365	16,932
PetMed Express, Inc.	613	21,562
PriceSmart, Inc.	731	70,724
Red Robin Gourmet Burgers, Inc.*	420	16,754
Regis Corp.*	732	9,194

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
RH*	523	$312,022
Rite Aid Corp.*	2,010	41,125
Rush Enterprises, Inc., Class A	1,402	69,862
Rush Enterprises, Inc., Class B	150	6,763
Ruth's Hospitality Group, Inc.*	895	22,223
Sally Beauty Holdings, Inc.*	4,000	80,520
Shake Shack, Inc., Class A*	1,200	135,324
Shoe Carnival, Inc.	258	15,965
Signet Jewelers Ltd.*	1,800	104,364
Sonic Automotive, Inc., Class A	734	36,384
Sportsman's Warehouse Holdings, Inc.*	1,300	22,412
Texas Roadhouse, Inc.*	2,170	208,190
The Buckle, Inc.	849	33,349
The Cato Corp., Class A*	704	8,448
The Cheesecake Factory, Inc.*	1,416	82,850
The Children's Place, Inc.*	494	34,432
The Container Store Group, Inc.*	600	9,984
The Michaels Cos, Inc.*	2,700	59,238
The ODP Corp.*	1,870	80,952
Tilly's, Inc., Class A*	800	9,056
Vera Bradley, Inc.*	800	8,080
Waitr Holdings, Inc.*	2,000	5,860
Wingstop, Inc.	1,024	130,222
Winmark Corp.	106	19,762
World Fuel Services Corp.	2,200	77,440
Zumiez, Inc.*	603	25,869
		5,710,228
Savings & Loans — 1.1%
Axos Financial, Inc.*	2,000	94,020
Banc of California, Inc.	1,300	23,504
BankFinancial Corp.	609	6,285
Berkshire Hills Bancorp, Inc.	1,642	36,649
Brookline Bancorp, Inc.	2,522	37,830
Capitol Federal Financial, Inc.	4,600	60,927
Community Bankers Trust Corp.	600	5,292
Eagle Bancorp Montana, Inc.	300	7,296
ESSA Bancorp, Inc.	200	3,200
First Capital, Inc.	100	4,871
First Savings Financial Group, Inc.	100	6,714
Flushing Financial Corp.	838	17,791
FS Bancorp, Inc.	100	6,720
Greene County Bancorp, Inc.	200	5,002
Home Bancorp, Inc.	300	10,815
HomeTrust Bancshares, Inc.	500	12,175
Investors Bancorp, Inc.	7,955	116,859
Meridian Bancorp, Inc.	1,474	27,151
Northfield Bancorp, Inc.	1,293	20,584
Northwest Bancshares, Inc.	4,155	60,040
OceanFirst Financial Corp.	1,910	45,725
Pacific Premier Bancorp, Inc.	2,746	119,286
Provident Financial Holdings, Inc.	300	5,070
Provident Financial Services, Inc.	2,574	57,349
Prudential Bancorp, Inc.	400	5,904
Riverview Bancorp, Inc.	500	3,465
	Number of Shares	Value†

Savings & Loans — (continued)
Southern Missouri Bancorp, Inc.	300	$11,826
Territorial Bancorp, Inc.	243	6,430
The Hingham Institution for Savings	43	12,202
Timberland Bancorp, Inc.	300	8,343
Washington Federal, Inc.	2,600	80,080
Waterstone Financial, Inc.	800	16,336
WSFS Financial Corp.	1,606	79,963
		1,015,704
Semiconductors — 2.7%
Alpha & Omega Semiconductor Ltd.*	600	19,620
Ambarella, Inc.*	1,100	110,429
Amkor Technology, Inc.	3,511	83,246
Atomera, Inc.*	600	14,700
Axcelis Technologies, Inc.*	1,025	42,117
AXT, Inc.*	1,000	11,660
Brooks Automation, Inc.	2,477	202,247
CEVA, Inc.*	671	37,677
CMC Materials, Inc.	954	168,658
Cohu, Inc.*	1,424	59,580
CTS Corp.	1,163	36,123
Diodes, Inc.*	1,399	111,696
DSP Group, Inc.*	800	11,400
FormFactor, Inc.*	2,629	118,594
GSI Technology, Inc.*	700	4,683
Impinj, Inc.*	500	28,435
Intellicheck, Inc.*	700	5,866
Lattice Semiconductor Corp.*	4,624	208,173
MACOM Technology Solutions Holdings, Inc.*	1,622	94,108
MaxLinear, Inc.*	2,443	83,257
Onto Innovation, Inc.*	1,647	108,224
Photronics, Inc.*	2,092	26,903
Pixelworks, Inc.*	1,600	5,296
Power Integrations, Inc.	2,027	165,160
Rambus, Inc.*	4,023	78,207
Semtech Corp.*	2,209	152,421
Silicon Laboratories, Inc.*	1,425	201,025
SiTime Corp.*	400	39,440
Synaptics, Inc.*	1,116	151,129
Ultra Clean Holdings, Inc.*	1,400	81,256
Veeco Instruments, Inc.*	1,754	36,378
		2,497,708
Software — 5.2%
1Life Healthcare, Inc.*	2,700	105,516
8X8, Inc.*	3,600	116,784
ACI Worldwide, Inc.*	3,927	149,422
Agilysys, Inc.*	576	27,625
Allscripts Healthcare Solutions, Inc.*	5,500	82,582
Altair Engineering, Inc., Class A*	1,500	93,855
American Software, Inc., Class A	893	18,485
Apollo Medical Holdings, Inc.*	700	18,963
Appfolio, Inc., Class A*	572	80,887
Appian Corp.*	1,219	162,066
Asure Software, Inc.*	600	4,584

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Avaya Holdings Corp.*	2,900	$81,287
Avid Technology, Inc.*	900	18,999
Bandwidth, Inc., Class A*	671	85,043
Benefitfocus, Inc.*	900	12,429
Blackbaud, Inc.*	1,650	117,282
Blackline, Inc.*	1,700	184,280
BM Technologies, Inc. *	150	1,748
Bottomline Technologies, Inc.*	1,545	69,911
Box, Inc., Class A*	4,900	112,504
Brightcove, Inc.*	1,200	24,144
Cardlytics, Inc.*	1,000	109,700
Cerence, Inc.*	1,300	116,454
Cloudera, Inc.*	7,193	87,539
CommVault Systems, Inc.*	1,448	93,396
Computer Programs and Systems, Inc.	447	13,678
Cornerstone OnDemand, Inc.*	2,100	91,518
CSG Systems International, Inc.	1,181	53,015
Daily Journal Corp.*	41	12,974
Digi International, Inc.*	857	16,274
Digimarc Corp.*	400	11,864
Digital Turbine Inc*	2,800	225,008
Domo, Inc., Class B*	800	45,032
Donnelley Financial Solutions, Inc.*	1,000	27,830
Ebix, Inc.	736	23,574
eGain Corp.*	500	4,745
Envestnet, Inc.*	1,813	130,953
Evolent Health, Inc., Class A*	2,400	48,480
Glu Mobile, Inc.*	5,200	64,896
GTY Technology Holdings, Inc.*	1,200	7,668
Health Catalyst, Inc.*	1,200	56,124
Immersion Corp.*	342	3,276
Inovalon Holdings, Inc., Class A*	2,600	74,828
Intelligent Systems Corp.*	200	8,182
J2 Global, Inc.*	1,474	176,674
LivePerson, Inc.*	2,125	112,072
ManTech International Corp., Class A	939	81,646
MicroStrategy, Inc., Class A*	251	170,379
Model N, Inc.*	1,000	35,230
NantHealth, Inc.*	1,200	3,852
NextGen Healthcare, Inc.*	1,804	32,652
ON24, Inc.*	300	14,553
Outset Medical, Inc.*	300	16,317
PDF Solutions, Inc.*	1,000	17,780
Phreesia, Inc.*	1,200	62,520
Progress Software Corp.	1,426	62,830
PROS Holdings, Inc.*	1,217	51,723
QAD, Inc., Class A	392	26,099
Rackspace Technology, Inc.*	1,000	23,780
Red Violet, Inc.*	300	5,526
Sailpoint Technologies Holdings, Inc.*	3,000	151,920
Sapiens International Corp. N.V.	900	28,611
Schrodinger, Inc.*	1,000	76,290
Simulations Plus, Inc.	400	25,296
Smith Micro Software, Inc.*	1,400	7,707
Sprout Social, Inc., Class A*	1,000	57,760
	Number of Shares	Value†

Software — (continued)
SPS Commerce, Inc.*	1,227	$121,853
Sumo Logic, Inc.*	400	7,544
SVMK, Inc.*	4,300	78,776
Synchronoss Technologies, Inc.*	1,500	5,355
Tabula Rasa HealthCare, Inc.*	600	27,630
Upland Software, Inc.*	800	37,752
Verint Systems, Inc.*	2,195	99,851
Veritone, Inc.*	700	16,786
Verra Mobility Corp.*	4,700	63,615
Viant Technology, Inc., Class A*	400	21,156
Workiva, Inc.*	1,300	114,738
Xperi Holding Corp.	3,653	79,526
Yext, Inc.*	3,200	46,336
Zuora, Inc., Class A*	3,000	44,400
		4,901,939
Telecommunications — 1.3%
A10 Networks, Inc.*	1,900	18,259
ADTRAN, Inc.	1,805	30,107
Alaska Communications Systems Group, Inc.	2,200	7,150
Anterix, Inc.*	400	18,864
ATN International, Inc.	398	19,550
CalAmp Corp.*	1,000	10,850
Calix, Inc.*	1,793	62,145
Cambium Networks Corp.*	200	9,344
Casa Systems, Inc.*	1,200	11,436
Cincinnati Bell, Inc.*	1,682	25,819
Clearfield, Inc.*	400	12,052
Consolidated Communications Holdings, Inc.*	2,571	18,511
DZS, Inc.*	200	3,110
Extreme Networks, Inc.*	4,447	38,911
Gogo, Inc.*	1,700	16,422
GTT Communications, Inc.*	1,000	1,830
Harmonic, Inc.*	2,870	22,501
HC2 Holdings, Inc.*	1,083	4,267
IDT Corp., Class B*	700	15,862
Infinera Corp.*	5,794	55,796
Inseego Corp.*	1,900	19,000
InterDigital, Inc.	1,094	69,414
Iridium Communications, Inc.*	4,000	165,000
KVH Industries, Inc.*	354	4,489
Loral Space & Communications, Inc.	446	16,801
Maxar Technologies, Inc.	2,400	90,768
NeoPhotonics Corp.*	1,300	15,535
NETGEAR, Inc.*	1,129	46,402
Ooma, Inc.*	700	11,095
ORBCOMM, Inc.*	1,800	13,734
PCTEL, Inc.*	800	5,560
Plantronics, Inc.*	1,067	41,517
Powerfleet, Inc.*	1,200	9,864
Preformed Line Products Co.	45	3,094
Resonant, Inc.*	1,100	4,664
Ribbon Communications, Inc.*	1,843	15,131

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — (continued)
Shenandoah Telecommunications Co.	1,718	$83,856
Spok Holdings, Inc.	612	6,420
Viavi Solutions, Inc.*	7,900	124,030
Vonage Holdings Corp.*	8,200	96,924
		1,246,084
Textiles — 0.2%
Albany International Corp., Class A	1,032	86,141
UniFirst Corp.	522	116,777
		202,918
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	600	11,808
Transportation — 1.3%
Air Transport Services Group, Inc.*	2,085	61,007
ArcBest Corp.	795	55,944
Ardmore Shipping Corp.*	800	3,632
Atlas Air Worldwide Holdings, Inc.*	948	57,297
Costamare, Inc.	1,400	13,468
Covenant Logistics Group, Inc., Class A*	400	8,236
CryoPort, Inc.*	1,200	62,412
Daseke, Inc.*	1,800	15,282
DHT Holdings, Inc.	3,700	21,941
Diamond S Shipping, Inc.*	900	9,027
Dorian LPG Ltd.*	1,032	13,550
Eagle Bulk Shipping, Inc.*	214	7,730
Echo Global Logistics, Inc.*	800	25,128
Eneti, Inc.	150	3,154
Forward Air Corp.	896	79,574
Frontline Ltd.	4,400	31,460
Genco Shipping & Trading Ltd.	700	7,056
Golar LNG Ltd.*	2,800	28,644
Heartland Express, Inc.	1,567	30,682
Hub Group, Inc., Class A*	1,143	76,901
International Seaways, Inc.	533	10,330
Marten Transport Ltd.	1,626	27,593
Matson, Inc.	1,500	100,050
Nordic American Tankers Ltd.	4,767	15,493
Overseas Shipholding Group, Inc., Class A*	1,600	3,296
PAM Transportation Services, Inc.*	50	3,085
Radiant Logistics, Inc.*	1,000	6,950
Safe Bulkers, Inc.*	2,600	6,370
Saia, Inc.*	861	198,529
Scorpio Tankers, Inc.	1,840	33,966
SEACOR Holdings, Inc.*	600	24,450
SFL Corp., Ltd.	2,584	20,724
Tidewater, Inc.*	1,400	17,542
Universal Logistics Holdings, Inc.	300	7,893
US Xpress Enterprises, Inc., Class A*	400	4,700
Werner Enterprises, Inc.	1,952	92,076
		1,185,172
Trucking and Leasing — 0.2%
GATX Corp.	1,200	111,288
General Finance Corp.*	400	4,860
	Number of Shares	Value†

Trucking and Leasing — (continued)
The Greenbrier Cos., Inc.	1,147	$54,161
Willis Lease Finance Corp.*	100	4,346
		174,655
Water — 0.4%
American States Water Co.	1,287	97,323
Artesian Resources Corp., Class A	313	12,326
California Water Service Group	1,666	93,862
Consolidated Water Co., Ltd.	500	6,725
Global Water Resources, Inc.	500	8,155
Middlesex Water Co.	531	41,960
SJW Group	793	49,951
The York Water Co.	397	19,441
Vidler Water Resouces, Inc.*	792	7,049
		336,792
TOTAL COMMON STOCKS (Cost $62,308,320)		87,780,594

REAL ESTATE INVESTMENT TRUSTS — 6.5%
Apartments — 0.1%
Bluerock Residential Growth REIT, Inc.	600	6,066
BRT Apartments Corp.	200	3,368
Centerspace	361	24,548
Independence Realty Trust, Inc.	2,892	43,958
NexPoint Residential Trust, Inc.	700	32,263
		110,203
Building & Real Estate — 0.2%
Agree Realty Corp.	2,096	141,082
Ellington Residential Mortgage REIT	400	4,924
Getty Realty Corp.	969	27,442
		173,448
Diversified — 1.1%
Alexander & Baldwin, Inc.	2,256	37,878
American Finance Trust, Inc.	3,400	33,388
Armada Hoffler Properties, Inc.	1,700	21,318
Broadstone Net Lease, Inc.	1,100	20,130
CatchMark Timber Trust, Inc., Class A	1,400	14,252
Clipper Realty, Inc.	600	4,752
Colony Capital, Inc.*	16,700	108,216
CorEnergy Infrastructure Trust, Inc.	400	2,828
CorePoint Lodging, Inc.*	1,550	13,996
Farmland Partners, Inc.	900	10,089
Four Corners Property Trust, Inc.	2,600	71,240
Gladstone Commercial Corp.	1,052	20,577
Gladstone Land Corp.	700	12,810
Global Net Lease, Inc.	2,733	49,358
iStar, Inc.	2,118	37,658
Lexington Realty Trust	9,515	105,712
One Liberty Properties, Inc.	510	11,358
PotlatchDeltic Corp.	2,237	118,382
Preferred Apartment Communities, Inc., Class A	1,400	13,790
PS Business Parks, Inc.	698	107,897

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Diversified — (continued)
Safehold, Inc.	600	$42,060
The GEO Group, Inc.	3,752	29,115
UMH Properties, Inc.	1,068	20,474
Uniti Group, Inc.	6,800	75,004
Washington Real Estate Investment Trust	2,906	64,223
		1,046,505
Diversified Financial Services — 0.2%
Arlington Asset Investment Corp., Class A*	900	3,636
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,500	140,250
		143,886
Healthcare — 0.8%
CareTrust REIT, Inc.	3,395	79,053
Community Healthcare Trust, Inc.	700	32,284
Diversified Healthcare Trust	8,600	41,108
Global Medical REIT, Inc.	1,300	17,043
Healthcare Realty Trust, Inc.	4,672	141,655
LTC Properties, Inc.	1,417	59,117
National Health Investors, Inc.	1,457	105,312
New Senior Investment Group, Inc.	2,700	16,821
Physicians Realty Trust	7,200	127,224
Sabra Health Care REIT, Inc.	7,093	123,134
Universal Health Realty Income Trust	420	28,468
		771,219
Hotels & Resorts — 0.8%
Chatham Lodging Trust*	1,500	19,740
DiamondRock Hospitality Co.*	7,023	72,337
Hersha Hospitality Trust*	1,117	11,784
Pebblebrook Hotel Trust	4,493	109,135
RLJ Lodging Trust	5,680	87,926
Ryman Hospitality Properties, Inc.*	1,712	132,697
Service Properties Trust	5,800	68,788
Summit Hotel Properties, Inc.*	3,400	34,544
Sunstone Hotel Investors, Inc.*	7,447	92,790
Xenia Hotels & Resorts, Inc.*	4,000	78,000
		707,741
Industrial — 0.6%
EastGroup Properties, Inc.	1,286	184,258
Indus Realty Trust, Inc.	101	6,076
Monmouth Real Estate Investment Corp.	3,349	59,244
QTS Realty Trust, Inc., Class A	2,143	132,952
STAG lndustrial, Inc.	5,200	174,772
		557,302
Mortgage Banks — 1.1%
Apollo Commercial Real Estate Finance, Inc.	4,956	69,235
Arbor Realty Trust, Inc.	4,100	65,190
Ares Commercial Real Estate Corp.	1,000	13,720
ARMOUR Residential REIT, Inc.	1,675	20,435
	Number of Shares	Value†

Mortgage Banks — (continued)
Blackstone Mortgage Trust, Inc., Class A	4,700	$145,700
Broadmark Realty Capital, Inc.	3,900	40,794
Capstead Mortgage Corp.	2,775	17,288
Cherry Hill Mortgage Investment Corp.	509	4,754
Chimera Investment Corp.	6,700	85,090
Colony Credit Real Estate, Inc.	2,500	21,300
Dynex Capital, Inc.	769	14,557
Ellington Financial, Inc.	1,600	25,616
Granite Point Mortgage Trust, Inc.	1,700	20,349
Great Ajax Corp.	622	6,780
Invesco Mortgage Capital, Inc.	5,825	23,358
KKR Real Estate Finance Trust, Inc.	900	16,551
Ladder Capital Corp.	3,376	39,837
MFA Financial, Inc.	16,000	65,120
New York Mortgage Trust, Inc.	13,400	59,898
Orchid Island Capital, Inc.	1,700	10,217
PennyMac Mortgage Investment Trust	2,992	58,643
Ready Capital Corp.	1,782	23,915
Redwood Trust, Inc.	3,577	37,237
TPG RE Finance Trust, Inc.	1,700	19,040
Two Harbors Investment Corp.	9,600	70,368
Western Asset Mortgage Capital Corp.	1,597	5,094
		980,086
Office Property — 0.4%
Alpine Income Property Trust, Inc.	300	5,208
American Assets Trust, Inc.	1,800	58,392
CIM Commercial Trust Corp.	500	6,445
City Office REIT, Inc.	1,400	14,868
Columbia Property Trust, Inc.	3,500	59,850
Easterly Government Properties, Inc.	2,900	60,117
Franklin Street Properties Corp.	3,145	17,140
Mack-Cali Realty Corp.	3,100	47,988
Office Properties Income Trust	1,669	45,931
Piedmont Office Realty Trust, Inc., Class A	4,400	76,428
		392,367
Real Estate — 0.1%
Essential Properties Realty Trust, Inc.	3,600	82,188
NETSTREIT Corp.	500	9,245
		91,433
Regional Malls — 0.1%
Tanger Factory Outlet Centers, Inc.	2,800	42,364
The Macerich Co.	5,300	62,010
		104,374
Single Tenant — 0.0%
CTO Realty Growth, Inc.	153	7,958
Storage & Warehousing — 0.4%
Industrial Logistics Properties Trust	2,358	54,540
Innovative Industrial Properties, Inc.	749	134,940
National Storage Affiliates Trust	2,200	87,846
Plymouth Industrial REIT, Inc.	600	10,110

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Storage & Warehousing — (continued)
Terreno Realty Corp.	2,275	$131,427
		418,863
Strip Centers — 0.6%
Acadia Realty Trust	3,020	57,289
Alexander's, Inc.	69	19,134
Kite Realty Group Trust	2,951	56,925
Retail Opportunity Investments Corp.	4,100	65,067
Retail Properties of America, Inc., Class A	7,500	78,600
Retail Value, Inc.	551	10,309
RPT Realty	2,641	30,134
Saul Centers, Inc.	351	14,079
Seritage Growth Properties, Class A*	1,100	20,185
SITE Centers Corp.	5,400	73,224
Urban Edge Properties	4,100	67,732
Urstadt Biddle Properties, Inc., Class A	916	15,251
Whitestone REIT	1,400	13,580
		521,509
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,747,879)		6,026,894

RIGHTS — 0.0%
Aduro Biotech CVR*	560	73
Chelsea Therapeutics International Ltd. CVR*	1,600	0
Cubist Pharmaceuticals, Inc.*	1,200	0
Durata Therapeutics CVR Shares*	500	0
Media General CVR*	4,400	440
Newstar Financial, Inc. CVR*	1,300	111
Progenic Pharmaceuticals CVR*	2,601	111
Tobira Therapeutic, Inc. CVR*	400	5,668
TOTAL RIGHTS (Cost $263)		6,403

WARRANTS — 0.0%
Whiting Petroleum Corp., Class A Expiration Date 12/31/25*	204	659
Whiting Petroleum Corp., Class B Expiration Date 12/31/25*	102	309
TOTAL WARRANTS (Cost $3,666)		968

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $685,608)	685,608	$685,608
TOTAL INVESTMENTS — 101.1% (Cost $68,745,736)		$94,500,467
Other Assets & Liabilities — (1.1)%		(1,041,639)
TOTAL NET ASSETS — 100.0%		$93,458,828

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$71,570
Aerospace & Defense	0.7%	642,645
Agriculture	0.7%	633,493
Airlines	0.4%	383,070
Apparel	1.1%	964,965
Auto Manufacturers	0.2%	181,958
Auto Parts & Equipment	1.5%	1,339,750
Banks	9.2%	8,068,914
Beverages	0.3%	258,341
Biotechnology	9.5%	8,322,865
Building Materials	2.0%	1,792,695
Chemicals	1.7%	1,465,425
Coal	0.1%	83,137
Commercial Services	4.3%	3,747,145
Computers	2.2%	1,974,105
Cosmetics & Personal Care	0.2%	145,378
Distribution & Wholesale	1.1%	987,660
Diversified Financial Services	2.5%	2,189,652
Electric	1.7%	1,505,292
Electrical Components & Equipment	0.5%	479,069
Electronics	2.0%	1,788,510
Energy-Alternate Sources	1.5%	1,331,254
Engineering & Construction	2.1%	1,862,500
Entertainment	2.6%	2,321,109
Environmental Control	0.7%	592,062
Food	1.4%	1,228,010
Forest Products & Paper	0.2%	193,146
Gas	0.9%	804,472
Hand & Machine Tools	0.3%	261,805
Healthcare Products	4.4%	3,846,402
Healthcare Services	2.1%	1,820,872
Holding Companies	0.0%	6,742

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Small Cap Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Home Builders	1.5%	$1,277,644
Home Furnishings	0.7%	605,169
Household Products & Wares	0.5%	456,511
Housewares	0.1%	53,414
Insurance	2.5%	2,202,481
Internet	2.2%	1,894,227
Investment Companies	0.2%	166,787
Iron & Steel	1.0%	850,973
Leisure Time	0.7%	613,406
Lodging	0.4%	310,850
Machinery — Construction & Mining	0.4%	316,825
Machinery — Diversified	1.5%	1,333,874
Media	0.7%	630,666
Metal Fabricate/Hardware	1.2%	1,067,057
Mining	1.0%	855,425
Miscellaneous Manufacturing	1.1%	992,326
Office & Business Equipment	0.1%	51,088
Office Furnishings	0.2%	174,050
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Oil & Gas	1.5%	$1,341,303
Oil & Gas Services	0.7%	573,470
Packaging and Containers	0.3%	237,219
Pharmaceuticals	2.8%	2,440,813
Real Estate	0.9%	757,995
Retail	6.5%	5,710,228
Savings & Loans	1.2%	1,015,704
Semiconductors	2.8%	2,497,708
Software	5.6%	4,901,939
Telecommunications	1.4%	1,246,084
Textiles	0.2%	202,918
Toys, Games & Hobbies	0.0%	11,808
Transportation	1.3%	1,185,172
Trucking and Leasing	0.2%	174,655
Water	0.4%	336,792
	100.0%	$87,780,594

Futures contracts held by the Fund at March 31, 2021 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	Russell 2000 Mini Index	06/18/2021	9	50	$2,223	$1,000,125	$—	$(55,283)
							$—	$(55,283)